JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 33.6%
Australia — 0.5%
AGL Energy Ltd.	320	1,864
Anglogold Ashanti plc	26	2,005
Bank of Queensland Ltd.	57	264
Beach Energy Ltd.	351	225
Bendigo & Adelaide Bank Ltd.	155	1,250
BlueScope Steel Ltd.	7	164
Dexus, REIT	57	240
Endeavour Group Ltd. (a)	159	387
Fortescue Ltd.	150	1,946
Glencore plc	502	3,698
JB Hi-Fi Ltd.	3	167
Magellan Financial Group Ltd.	72	481
Metcash Ltd.	320	683
New Hope Corp. Ltd.	105	382
Origin Energy Ltd.	133	1,003
Perpetual Ltd.	18	245
Region Group, REIT	94	158
Rio Tinto Ltd.	67	7,937
Rio Tinto plc	134	13,047
Sonic Healthcare Ltd.	149	2,274
TPG Telecom Ltd.	127	320
Treasury Wine Estates Ltd. (a)	70	241
Woodside Energy Group Ltd.	82	1,911
Woolworths Group Ltd.	73	2,041
Yancoal Australia Ltd.	21	82
		43,015
Austria — 0.1%
ANDRITZ AG	17	1,570
BAWAG Group AG (b)	9	1,912
Erste Group Bank AG	22	2,854
OMV AG	44	3,252
Raiffeisen Bank International AG	26	1,786
Strabag SE	8	730
		12,104
Belgium — 0.1%
Ageas SA	24	2,016
KBC Group NV	13	1,784
Umicore SA	95	2,367
		6,167
Brazil — 0.4%
Axia Energia SA (Preference) *	32	328
B3 SA - Brasil Bolsa Balcao	1,260	3,909
Itau Unibanco Holding SA (Preference)	885	7,513
Petroleo Brasileiro SA (Preference)	823	7,048
Porto Seguro SA	437	4,743

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
TIM SA	1,018	3,894
Vale SA	400	6,029
		33,464
Canada — 1.0%
Agnico Eagle Mines Ltd.	7	1,061
Bank of Nova Scotia (The)	59	5,163
Barrick Mining Corp.	119	4,374
BCE, Inc. (a)	203	4,407
Canadian Natural Resources Ltd.	111	5,277
Canadian Tire Corp. Ltd., Class A	27	3,885
Emera, Inc.	30	1,625
Enbridge, Inc.	90	4,883
Fortis, Inc.	85	4,822
Great-West Lifeco, Inc.	50	3,343
Hydro One Ltd. (b)	9	375
Keyera Corp.	64	2,702
Lundin Gold, Inc.	52	2,908
Magna International, Inc.	78	5,325
Nutrien Ltd.	69	4,797
Open Text Corp. (a)	45	1,133
Pembina Pipeline Corp.	102	5,005
Power Corp. of Canada	8	532
Quebecor, Inc., Class B	41	1,901
Restaurant Brands International, Inc.	60	4,432
Sun Life Financial, Inc.	18	1,477
Suncor Energy, Inc.	77	5,144
TC Energy Corp.	66	4,457
TELUS Corp.	340	3,249
Tourmaline Oil Corp.	105	4,623
Whitecap Resources, Inc.	154	1,824
		88,724
China — 1.4%
ANTA Sports Products Ltd.	384	3,861
China Merchants Bank Co. Ltd., Class H	903	5,859
Contemporary Amperex Technology Co. Ltd., Class A	101	5,934
Fuyao Glass Industry Group Co. Ltd., Class A	161	1,419
Fuyao Glass Industry Group Co. Ltd., Class H (b)	589	4,456
H World Group Ltd., ADR	129	5,493
Haier Smart Home Co. Ltd., Class H	1,372	3,954
Kweichow Moutai Co. Ltd., Class A	27	5,400
Lenovo Group Ltd.	3,870	11,837
Midea Group Co. Ltd., Class A	438	5,682
NetEase, Inc.	390	10,375
PetroChina Co. Ltd., Class H	3,660	4,657
PICC Property & Casualty Co. Ltd., Class H	2,864	5,979
Ping An Insurance Group Co. of China Ltd., Class H	925	6,909

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Shenzhou International Group Holdings Ltd.	808	4,594
SITC International Holdings Co. Ltd.	155	781
Tencent Holdings Ltd.	289	17,637
Tingyi Cayman Islands Holding Corp.	1,218	1,845
Wilmar International Ltd.	162	497
Yutong Bus Co. Ltd., Class A	931	4,439
Zijin Mining Group Co. Ltd., Class H	1,250	5,307
		116,915
Denmark — 0.4%
AL Sydbank	15	1,470
Carlsberg A/S, Class B	14	1,996
Coloplast A/S, Class B	12	803
Danske Bank A/S	248	14,287
Novo Nordisk A/S, Class B	281	13,291
		31,847
Finland — 0.2%
Elisa OYJ	6	237
Fortum OYJ	36	823
Nordea Bank Abp	408	8,236
Nordea Bank Abp	128	2,580
Orion OYJ, Class B	16	1,560
Tieto OYJ	75	1,607
UPM-Kymmene OYJ	34	917
Wartsila OYJ Abp	34	1,149
		17,109
France — 1.6%
Altice France SA ‡ *	3	54
Amundi SA (b)	15	1,627
Arkema SA (a)	20	1,383
AXA SA	89	4,600
Ayvens SA (b)	129	1,737
Bouygues SA	41	2,319
Capgemini SE	60	7,123
Carrefour SA	217	3,979
Cie Generale des Etablissements Michelin SCA	49	1,969
Covivio SA, REIT	27	1,672
Danone SA	4	339
Eiffage SA	15	2,167
Engie SA	919	28,654
FDJ UNITED (a) (b)	15	372
Gaztransport Et Technigaz SA	5	1,075
Gecina SA, REIT	6	511
Klepierre SA, REIT	122	5,524
L'Oreal SA	8	3,661
LVMH Moet Hennessy Louis Vuitton SE	5	2,759
Orange SA	197	3,768

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Pernod Ricard SA	18	1,358
Publicis Groupe SA	24	2,553
Rubis SCA	42	1,613
Safran SA	56	22,141
SCOR SE	43	1,702
Societe Generale SA	36	3,399
Sopra Steria Group	11	2,367
TotalEnergies SE	195	17,181
Unibail-Rodamco-Westfield, REIT	15	1,877
Vallourec SACA *	47	1,138
Veolia Environnement SA	60	2,366
Vinci SA	27	3,859
		136,847
Germany — 1.1%
adidas AG (a)	13	2,455
Allianz SE (Registered)	39	19,249
BASF SE	32	1,837
Commerzbank AG	59	2,578
Continental AG	27	2,247
Daimler Truck Holding AG	58	3,307
Deutsche Post AG	51	3,405
Deutsche Telekom AG (Registered)	170	5,260
DWS Group GmbH & Co. KGaA (b)	14	1,189
Evonik Industries AG	17	338
Hannover Rueck SE	7	2,077
Infineon Technologies AG	236	16,945
Mercedes-Benz Group AG	109	5,907
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	24	14,213
RWE AG	50	3,268
Siemens AG (Registered)	36	11,849
Siemens Energy AG	13	2,168
		98,292
Greece — 0.1%
National Bank of Greece SA	435	8,131
Guatemala — 0.0% ^
Millicom International Cellular SA	21	2,029
Hong Kong — 0.4%
AIA Group Ltd.	492	4,962
Cathay Pacific Airways Ltd.	451	839
Hang Lung Properties Ltd.	1,241	1,153
Henderson Land Development Co. Ltd.	99	359
Hong Kong & China Gas Co. Ltd.	1,448	1,296
Hong Kong Exchanges & Clearing Ltd.	229	11,953
Hysan Development Co. Ltd.	124	295
Kerry Properties Ltd.	58	143

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Link, REIT	244	1,214
Man Wah Holdings Ltd.	548	220
Orient Overseas International Ltd.	93	1,819
PCCW Ltd.	857	642
Power Assets Holdings Ltd.	301	2,262
Prudential plc	182	2,743
Swire Properties Ltd.	106	323
VTech Holdings Ltd.	95	627
WH Group Ltd. (b)	1,089	1,172
Yue Yuen Industrial Holdings Ltd.	613	1,109
		33,131
India — 0.2%
Bajaj Auto Ltd.	27	3,259
HDFC Bank Ltd., ADR	30	727
HDFC Bank Ltd.	801	6,270
Maruti Suzuki India Ltd.	11	1,623
Power Grid Corp. of India Ltd.	2,006	5,972
Tata Consultancy Services Ltd.	51	1,274
		19,125
Indonesia — 0.1%
Bank Central Asia Tbk. PT	8,567	3,003
Bank Rakyat Indonesia Persero Tbk. PT	16,640	2,798
Telkom Indonesia Persero Tbk. PT	21,020	3,069
		8,870
Iraq — 0.0% ^
United Energy Group Ltd. *	3,740	173
Ireland — 0.1%
AIB Group plc	200	2,380
Bank of Ireland Group plc	96	2,012
Cairn Homes plc	637	1,793
		6,185
Israel — 0.0% ^
Amot Investments Ltd.	27	165
Bezeq The Israeli Telecommunication Corp. Ltd.	172	413
Delek Group Ltd.	31	803
Matrix IT Ltd.	5	128
Plus500 Ltd.	25	1,332
		2,841
Italy — 1.0%
Azimut Holding SpA	32	1,374
Banca Generali SpA	22	1,628
Banca Mediolanum SpA	129	3,455
Banca Monte dei Paschi di Siena SpA	411	5,501
Banco BPM SpA	122	2,230

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
BPER Banca SpA	157	2,542
Enel SpA	839	9,480
Eni SpA	114	3,174
FinecoBank Banca Fineco SpA (a)	169	4,623
Generali (a)	60	3,057
Infrastrutture Wireless Italiane SpA (a) (b)	80	592
Intesa Sanpaolo SpA	1,239	9,365
Lottomatica Group Spa	58	1,573
Maire SpA (a)	126	1,886
Poste Italiane SpA (a) (b)	69	2,071
Ryanair Holdings plc, ADR	64	3,742
Ryanair Holdings plc	295	8,281
Snam SpA	198	1,342
Technogym SpA (b)	96	1,497
UniCredit SpA	209	19,747
Unipol Assicurazioni SpA	71	2,229
		89,389
Japan — 1.4%
Activia Properties, Inc., REIT	—	347
AEON REIT Investment Corp., REIT	—	448
Aozora Bank Ltd.	125	2,374
Asics Corp.	77	2,264
Astellas Pharma, Inc.	13	177
Canon, Inc.	80	2,221
Chubu Electric Power Co., Inc.	30	523
Chugoku Electric Power Co., Inc. (The)	134	784
Cosmo Energy Holdings Co. Ltd.	43	1,065
Dai Nippon Printing Co. Ltd.	22	392
Daiichi Life Group, Inc.	106	1,273
Daiwa House REIT Investment Corp., REIT	—	302
DIC Corp.	12	319
Eisai Co. Ltd.	26	791
Electric Power Development Co. Ltd.	80	1,888
FANUC Corp.	46	1,862
GLP J-REIT, REIT	—	393
Honda Motor Co. Ltd.	34	340
Hoya Corp.	11	1,621
Idemitsu Kosan Co. Ltd.	233	1,911
Industrial & Infrastructure Fund Investment Corp., REIT	1	748
Inpex Corp.	56	1,288
Invincible Investment Corp., REIT	3	1,011
Isuzu Motors Ltd.	9	142
Itoham Yonekyu Holdings, Inc.	14	437
Japan Exchange Group, Inc.	539	7,328
Japan Metropolitan Fund Invest, REIT	3	1,985
Japan Tobacco, Inc.	49	2,207
JFE Holdings, Inc.	103	1,166

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
KDX Realty Investment Corp., REIT	1	704
Kirin Holdings Co. Ltd.	82	1,511
Kobe Steel Ltd.	137	1,776
Kyoto Financial Group, Inc.	21	571
Kyushu Electric Power Co., Inc.	44	483
Kyushu Railway Co.	73	1,652
Lixil Corp.	42	452
Mitsubishi Chemical Group Corp.	109	804
Mitsubishi Electric Corp.	44	1,599
Mitsubishi UFJ Financial Group, Inc.	466	10,416
Mitsui Fudosan Logistics Park, Inc., REIT	1	458
Mitsui Fudosan Retail Fund Investment Corp., REIT	1	347
Nippon Shokubai Co. Ltd.	49	663
Nippon Yusen KK	13	499
Niterra Co. Ltd.	5	304
NOK Corp.	20	374
Nomura Holdings, Inc.	93	903
Ono Pharmaceutical Co. Ltd.	17	253
Pola Orbis Holdings, Inc.	53	445
Seiko Epson Corp.	21	386
Sekisui House REIT, Inc., REIT	1	741
Shikoku Electric Power Co., Inc.	17	172
Shin-Etsu Chemical Co. Ltd.	77	2,741
SoftBank Corp.	3,335	4,682
Sony Group Corp.	515	12,037
Subaru Corp.	16	277
Sumitomo Electric Industries Ltd.	949	12,557
Sumitomo Rubber Industries Ltd.	31	437
Suzuki Motor Corp.	395	5,160
Takeda Pharmaceutical Co. Ltd.	90	3,076
Tohoku Electric Power Co., Inc.	71	524
Tokio Marine Holdings, Inc.	132	6,738
Tokyo Electron Ltd.	19	6,419
Toyo Tire Corp.	28	743
Toyota Motor Corp.	256	4,839
Tsumura & Co.	11	261
United Urban Investment Corp., REIT	1	1,087
Yamaha Motor Co. Ltd.	27	226
		124,924
Luxembourg — 0.1%
ArcelorMittal SA	38	2,653
Ardagh Holdings SA ‡ * (a) (c)	354	2,298
		4,951

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Macau — 0.0% ^
MGM China Holdings Ltd.	264	381
Wynn Macau Ltd.	283	206
		587
Mexico — 0.2%
Arca Continental SAB de CV	221	2,525
Grupo Financiero Banorte SAB de CV, Class O	644	7,421
Grupo Mexico SAB de CV	331	3,976
Southern Copper Corp.	8	1,567
		15,489
Netherlands — 1.1%
ABN AMRO Bank NV, CVA (b)	36	1,605
ASML Holding NV	29	48,474
ASR Nederland NV	26	2,118
BE Semiconductor Industries NV	16	3,664
ING Groep NV	127	4,474
Koninklijke BAM Groep NV	198	2,656
Koninklijke Heijmans N.V., CVA	20	2,170
Koninklijke KPN NV	1,997	9,429
NN Group NV	27	2,558
NXP Semiconductors NV	54	12,480
Randstad NV	61	2,574
SBM Offshore NV	31	1,156
		93,358
New Zealand — 0.0% ^
Spark New Zealand Ltd.	425	480
Norway — 0.3%
Aker BP ASA	103	3,670
Aker Solutions ASA (b)	331	1,472
DNB Bank ASA	68	2,196
DOF Group ASA	85	1,117
Equinor ASA	92	3,763
Frontline plc	27	1,065
Gjensidige Forsikring ASA	38	1,128
Norsk Hydro ASA	331	3,055
Orkla ASA	63	701
Salmar ASA	12	645
Telenor ASA	331	4,677
Var Energi ASA	486	2,444
Wallenius Wilhelmsen ASA	84	1,305
		27,238
Peru — 0.0% ^
Credicorp Ltd.	4	1,638
Poland — 0.1%
Erste Bank Polska SA	2	474

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — continued
ORLEN SA	49	1,956
Powszechny Zaklad Ubezpieczen SA	88	1,670
		4,100
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	1,440	1,774
NOS SGPS SA	360	2,006
		3,780
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC ‡ *	2,552	— (d)
Severstal PAO, GDR ‡ * (b)	142	— (d)
		— (d)
Saudi Arabia — 0.2%
Al Rajhi Bank	171	2,852
Saudi Arabian Oil Co. (b)	669	4,719
Saudi National Bank (The)	545	5,707
		13,278
Singapore — 0.3%
CapitaLand Ascendas, REIT	759	1,520
DBS Group Holdings Ltd.	348	20,085
NetLink NBN Trust (b)	327	258
Singapore Telecommunications Ltd.	1,190	4,117
Venture Corp. Ltd.	78	973
		26,953
South Africa — 0.2%
FirstRand Ltd.	691	4,134
Gold Fields Ltd., ADR	105	3,388
Gold Fields Ltd.	115	3,725
Nedbank Group Ltd.	163	2,756
Shoprite Holdings Ltd.	43	748
Vodacom Group Ltd.	193	1,867
		16,618
South Korea — 1.1%
APR Corp.	6	1,376
Cheil Worldwide, Inc.	22	285
DB Insurance Co. Ltd.	31	3,334
Hana Financial Group, Inc.	83	7,159
Kia Corp.	101	9,102
KT&G Corp.	6	778
LG Uplus Corp.	68	696
Samsung Electronics Co. Ltd.	180	31,350
Samsung Electronics Co. Ltd. (Preference)	41	5,188
Samsung Fire & Marine Insurance Co. Ltd.	16	6,838
Shinhan Financial Group Co. Ltd.	100	6,912

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
SK hynix, Inc.	17	19,540
Woori Financial Group, Inc.	20	468
		93,026
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	13	1,663
Banco Bilbao Vizcaya Argentaria SA	254	7,115
Banco de Sabadell SA	333	1,280
Banco Santander SA	590	8,393
Bankinter SA	59	1,091
CaixaBank SA	221	3,213
Enagas SA	55	1,072
Endesa SA	147	7,182
Iberdrola SA	229	5,427
Logista Integral SA	50	2,136
Mapfre SA	280	1,430
Naturgy Energy Group SA	84	2,811
Repsol SA	82	2,488
Telefonica SA	330	1,361
Unicaja Banco SA (b)	359	1,379
		48,041
Sweden — 0.6%
Evolution AB * (b)	21	1,617
Loomis AB	32	1,741
NCC AB, Class B	96	1,713
Securitas AB, Class B	120	1,931
Skandinaviska Enskilda Banken AB, Class A	23	527
Skanska AB, Class B	87	2,443
SSAB AB, Class B	267	2,814
Svenska Handelsbanken AB, Class A	135	2,064
Swedbank AB, Class A	55	2,190
Tele2 AB, Class B (a)	317	5,499
Telefonaktiebolaget LM Ericsson, Class B	227	2,234
Telia Co. AB	549	2,543
Volvo AB, Class B	701	26,830
		54,146
Switzerland — 0.4%
ABB Ltd. (Registered)	64	6,283
Adecco Group AG (Registered)	52	1,448
Cie Financiere Richemont SA (Registered)	22	5,235
Clariant AG (Registered)	100	1,132
Julius Baer Group Ltd. (a)	24	2,139
Nestle SA (Registered)	112	11,245
Temenos AG (Registered)	9	716

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	125	6,608
Zurich Insurance Group AG	5	3,731
		38,537
Taiwan — 1.6%
Advantech Co. Ltd.	551	9,391
ASE Technology Holding Co. Ltd.	690	11,775
Lite-On Technology Corp.	973	6,165
Lotes Co. Ltd. *	140	7,895
MediaTek, Inc.	85	9,033
Quanta Computer, Inc.	503	4,477
Realtek Semiconductor Corp.	242	5,018
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6	2,483
Taiwan Semiconductor Manufacturing Co. Ltd.	1,135	83,935
Vanguard International Semiconductor Corp.	502	2,301
		142,473
Thailand — 0.0% ^
SCB X PCL	895	4,065
United Arab Emirates — 0.0% ^
Emaar Properties PJSC	980	2,924
United Kingdom — 2.1%
Admiral Group plc	42	2,126
AstraZeneca plc	80	13,670
BAE Systems plc	216	6,121
Balfour Beatty plc	228	2,658
Barclays plc	586	4,031
Barratt Redrow plc	441	1,754
Bodycote plc	129	1,257
British American Tobacco plc	80	4,853
British Land Co. plc (The), REIT	278	1,660
Drax Group plc	151	1,499
Games Workshop Group plc	9	2,372
GSK plc	342	8,905
HSBC Holdings plc	654	13,927
IG Group Holdings plc	42	819
Imperial Brands plc	6	231
Inchcape plc	133	1,504
International Consolidated Airlines Group SA	297	1,740
Investec plc	166	1,451
ITV plc	1,422	1,425
Johnson Matthey plc	70	1,879
Kingfisher plc	273	1,137
Lancashire Holdings Ltd.	153	1,244
Land Securities Group plc, REIT	355	3,384
Lloyds Banking Group plc	2,979	4,604
London Stock Exchange Group plc	30	3,317

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
M&G plc	511	2,467
Man Group plc	376	1,540
Mitie Group plc	373	1,039
Morgan Sindall Group plc	32	1,931
National Grid plc	491	7,866
NatWest Group plc	1,433	13,515
Next plc	12	2,361
Persimmon plc	60	903
Quilter plc (b)	490	1,277
Reckitt Benckiser Group plc	67	4,693
RELX plc	414	14,568
Rolls-Royce Holdings plc	272	5,420
Sage Group plc (The)	456	6,012
SSE plc	16	512
Standard Chartered plc	84	2,484
Standard Life plc	84	1,053
Tesco plc	1,003	6,601
TP ICAP Group plc	336	1,550
Unilever plc	109	6,957
Vodafone Group plc	4,902	7,780
		178,097
United States — 14.6%
3M Co.	53	9,343
Abbott Laboratories	82	8,677
AbbVie, Inc.	89	22,319
Accenture plc, Class A	59	9,774
Advanced Micro Devices, Inc. *	3	1,292
Affirm Holdings, Inc., Class A *	15	1,086
Air Products and Chemicals, Inc.	5	1,365
Alliant Energy Corp.	34	2,416
Alphabet, Inc., Class A	109	38,687
Altria Group, Inc.	69	4,684
Amazon.com, Inc. *	56	15,190
Amcor plc	20	914
American Electric Power Co., Inc.	37	4,776
American Express Co.	6	1,987
American Tower Corp., REIT	6	986
Amgen, Inc.	14	5,336
Amphenol Corp., Class A	108	17,282
Analog Devices, Inc.	6	2,107
Aon plc, Class A	23	8,340
Apple, Inc.	34	10,564
Archer-Daniels-Midland Co.	67	5,298
Ares Management Corp., Class A	39	4,972
AT&T, Inc.	612	14,226
AvalonBay Communities, Inc., REIT	11	1,983
Avery Dennison Corp.	20	3,418

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Baker Hughes Co., Class A	203	12,278
Bank of America Corp.	320	19,833
Becton Dickinson & Co.	15	2,441
Best Buy Co., Inc.	66	5,686
Blackstone, Inc.	12	1,554
Booking Holdings, Inc.	10	1,858
BP plc	638	4,795
Bristol-Myers Squibb Co.	239	15,633
Broadcom, Inc.	46	18,072
Cadence Design Systems, Inc. *	4	1,211
Charles Schwab Corp. (The)	71	7,506
Chevron Corp.	75	14,839
Cisco Systems, Inc.	106	12,302
Clear Channel Outdoor Holdings, Inc. *	287	695
CME Group, Inc.	45	12,176
Coca-Cola Co. (The)	125	10,911
Comcast Corp., Class A	179	4,278
Consolidated Edison, Inc.	37	4,022
Constellation Brands, Inc., Class A	29	3,718
Crowdstrike Holdings, Inc., Class A *	7	1,322
Crown Castle, Inc., REIT	52	3,978
Cummins, Inc.	7	4,547
Darden Restaurants, Inc.	20	4,124
Digital Realty Trust, Inc., REIT	9	1,668
Dominion Energy, Inc.	69	4,793
Dow, Inc.	119	3,595
DTE Energy Co.	28	3,967
Duke Energy Corp.	35	4,371
Eaton Corp. plc	2	674
Edison International	68	4,954
Emerson Electric Co.	51	7,641
Endo GUC Trust ‡ *	377	217
EOG Resources, Inc.	82	12,228
Equity Residential, REIT	72	4,758
Evergy, Inc.	59	4,893
Eversource Energy	61	4,335
Exelon Corp.	94	4,304
Expand Energy Corp.	48	4,512
Extra Space Storage, Inc., REIT	32	4,782
ExxonMobil Holdings Corp. *	45	6,964
Fastenal Co.	92	4,379
Ford Motor Co.	367	5,393
General Dynamics Corp.	3	1,133
General Mills, Inc.	114	4,068
Genuine Parts Co.	8	1,013
Gilead Sciences, Inc.	74	9,579
Goldman Sachs Group, Inc. (The)	5	5,199

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
GQG Partners, Inc., CHDI (a)	503	481
Gulfport Energy Corp. *	8	1,211
Haleon plc	812	3,977
Hershey Co. (The)	21	3,747
Hewlett Packard Enterprise Co.	113	5,424
Howmet Aerospace, Inc.	6	1,690
HP, Inc.	220	6,009
iHeartMedia, Inc., Class A *	122	438
Incora Intermediate LLC ‡ *	40	478
Incora Top Holdco LLC ‡ * (a)	2	50
International Business Machines Corp.	15	3,372
International Flavors & Fragrances, Inc.	47	3,688
International Paper Co.	115	4,700
Intuitive Surgical, Inc. *	5	1,885
Invitation Homes, Inc., REIT	169	5,021
Johnson & Johnson	82	21,081
Keenova Therapeutics plc, Class A *	66	6,490
Keenova Therapeutics plc, Class B *	39	3,881
Kenvue, Inc.	246	4,729
Keurig Dr Pepper, Inc.	156	4,856
KeyCorp	205	4,635
Kimberly-Clark Corp.	44	4,801
Kimco Realty Corp., REIT	192	4,889
Kinder Morgan, Inc.	147	4,743
Kraft Heinz Co. (The)	188	4,867
Labels Buyer LLC *	—	42
Lam Research Corp.	76	22,250
Lockheed Martin Corp.	8	4,389
Lowe's Cos., Inc.	87	18,095
LyondellBasell Industries NV, Class A	83	5,158
Marriott International, Inc., Class A	4	1,585
Mastercard, Inc., Class A	53	30,551
McCormick & Co., Inc. (Non-Voting)	84	4,272
McDonald's Corp.	39	10,539
Medtronic plc	116	9,948
Merck & Co., Inc.	40	5,204
Microchip Technology, Inc.	10	734
Microsoft Corp.	157	72,792
Mid-America Apartment Communities, Inc., REIT	35	4,588
MKS, Inc.	5	1,442
Mondelez International, Inc., Class A	74	4,591
Moran Foods Backstop Equity ‡ *	23,005,766	23
Morgan Stanley	85	17,970
Motorola Solutions, Inc.	11	4,597
MYT Holding LLC ‡ *	1,342	336
National CineMedia, Inc. (a)	107	430
NetApp, Inc.	31	5,448

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Netflix, Inc. *	19	1,327
New Evhc Physical Equity *	6	121
NextEra Energy, Inc.	250	21,765
NMG Parent LLC, Escrow ‡ *	41	—
Novartis AG (Registered)	123	19,180
NVIDIA Corp.	263	52,779
Omnicom Group, Inc.	152	12,001
ONEOK, Inc.	53	4,820
PACCAR, Inc.	96	12,768
Palantir Technologies, Inc., Class A *	13	1,543
Par Health, Inc., Class A *	66	420
Par Health, Inc., Class B *	39	251
Paychex, Inc.	5	554
PepsiCo, Inc.	98	13,740
Pfizer, Inc.	168	4,211
Philip Morris International, Inc.	26	4,950
Phillips 66	17	3,655
PPL Corp.	33	1,161
Procter & Gamble Co. (The)	36	5,167
Progressive Corp. (The)	21	4,540
Prudential Financial, Inc.	43	5,295
Public Storage, REIT	16	5,074
QIAGEN NV	23	961
Quanta Services, Inc.	2	1,476
Realty Income Corp., REIT	69	4,430
Regeneron Pharmaceuticals, Inc.	3	2,345
Roche Holding AG	28	12,212
RTX Corp.	25	5,410
Sanofi SA	133	11,443
Schneider Electric SE	24	8,034
Seagate Technology Holdings plc	1	563
Sempra	44	3,897
ServiceNow, Inc. *	11	1,189
Shell plc	400	18,305
Simon Property Group, Inc., REIT	23	5,240
Southern Co. (The)	46	4,374
Spotify Technology SA *	3	1,290
Stellantis NV * (a)	255	1,471
Stryker Corp.	30	9,704
Sun Communities, Inc., REIT	34	4,151
Sysco Corp.	3	264
T. Rowe Price Group, Inc.	45	5,017
Target Corp.	39	5,651
Tenaris SA	46	1,314
Texas Instruments, Inc.	17	4,747
Thermo Fisher Scientific, Inc.	3	1,798
T-Mobile US, Inc.	26	4,512

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Trane Technologies plc	49	22,145
TransDigm Group, Inc.	4	4,595
Truist Financial Corp.	93	4,797
Tyson Foods, Inc., Class A	71	4,101
Uber Technologies, Inc. *	32	2,220
Ubiquiti, Inc.	8	4,558
United Parcel Service, Inc., Class B	46	4,788
UnitedHealth Group, Inc.	33	13,800
US Bancorp	148	9,353
Venator Materials plc ‡ *	4	33
Ventas, Inc., REIT	127	11,912
Verizon Communications, Inc.	294	13,783
VICI Properties, Inc., REIT, Class A	472	12,434
Victoria's Secret & Co. *	18	1,561
Walt Disney Co. (The)	115	11,101
WEC Energy Group, Inc.	36	3,978
Wells Fargo & Co.	113	9,773
Weyerhaeuser Co., REIT	106	2,644
Williams Cos., Inc. (The)	68	4,871
WP Carey, Inc., REIT	64	4,685
Xcel Energy, Inc.	54	4,260
Yum! Brands, Inc.	97	14,839
		1,267,699
Total Common Stocks (Cost $2,155,461)		2,916,760
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 30.5%
Angola — 0.1%
Sonangol Finance Ltd. Series 4A2, 10.00%, 1/29/2031	3,530	3,592
Argentina — 0.0% ^
YPF SA 8.25%, 1/17/2034 (a) (c)	1,000	1,053
Australia — 0.0% ^
Glencore Funding LLC
2.50%, 9/1/2030 (c)	40	36
2.63%, 9/23/2031 (c)	1,229	1,087
Scentre Group Trust 1, REIT 3.75%, 3/23/2027 (c)	250	249
		1,372
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (b)	1,400	1,396
Brazil — 0.1%
Axia Energia SA 6.50%, 1/11/2035 (a) (c)	900	893
Braskem Netherlands Finance BV
4.50%, 1/10/2028 (b)	1,270	710

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — continued
7.25%, 2/13/2033 (a) (c)	1,287	695
8.00%, 10/15/2034 (a) (c)	975	525
FS Luxembourg SARL
8.88%, 2/12/2031 (a) (c)	415	425
8.88%, 2/12/2031 (b)	700	716
8.63%, 6/25/2033 (c)	1,720	1,631
LD Celulose International GmbH 7.95%, 1/26/2032 (a) (c)	1,000	1,041
Petrobras Global Finance BV 6.85%, 6/5/2115	300	272
Vale Overseas Ltd.
3.75%, 7/8/2030	12	11
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 6.00%, 2/25/2056 (c) (e)	652	649
Yinson Bergenia Production BV 8.50%, 1/31/2045 (c)	1,338	1,431
Yinson Boronia Production BV 8.95%, 7/31/2042 (c)	1,381	1,518
		10,517
Canada — 1.5%
1011778 BC ULC
3.88%, 1/15/2028 (c)	1,938	1,899
4.00%, 10/15/2030 (c)	2,817	2,647
ATS Corp. 4.13%, 12/15/2028 (c)	1,162	1,132
Bank of Montreal
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (e)	350	350
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (e) (f)	4,575	4,734
Bank of Nova Scotia (The)
(SOFR + 1.00%), 4.40%, 9/8/2028 (e)	300	299
5.65%, 2/1/2034	886	903
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (e) (f)	1,130	1,115
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (e) (f)	4,250	4,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.88%, 10/27/2085 (e) (f)	1,425	1,415
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	3,452	3,210
5.25%, 1/30/2030 (c)	4,333	2,936
5.25%, 2/15/2031 (c)	3,270	1,991
Bombardier, Inc.
8.75%, 11/15/2030 (c)	1,515	1,596
7.25%, 7/1/2031 (c)	4,566	4,756
7.00%, 6/1/2032 (c)	1,621	1,670
6.75%, 6/15/2033 (c)	1,135	1,169
Canadian Imperial Bank of Commerce
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (e)	247	246
5.26%, 4/8/2029	1,257	1,271
Element Fleet Management Corp. 5.64%, 3/13/2027 (c)	250	251
Emera US Finance LP 2.64%, 6/15/2031	16	14
Enbridge, Inc.
4.50%, 2/15/2031	405	396
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (e)	1,924	1,927
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (e)	10,157	10,139

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (e)	4,061	4,373
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (e)	575	650
Federation des Caisses Desjardins du Quebec
5.70%, 3/14/2028 (c)	266	270
5.25%, 4/26/2029 (a) (c)	1,252	1,266
Garda World Security Corp.
7.75%, 2/15/2028 (c)	1,565	1,587
6.50%, 1/15/2031 (c)	1,602	1,620
8.38%, 11/15/2032 (c)	1,364	1,386
National Bank of Canada (SOFR + 0.80%), 4.95%, 2/1/2028 (e)	250	251
Northriver Midstream Finance LP 6.75%, 7/15/2032 (c)	1,273	1,283
NOVA Chemicals Corp.
5.25%, 6/1/2027 (c)	5,405	5,408
8.50%, 11/15/2028 (c)	2,819	2,906
9.00%, 2/15/2030 (c)	5,874	6,154
RB Global Holdings, Inc.
6.75%, 3/15/2028 (c)	766	773
7.75%, 3/15/2031 (c)	1,517	1,566
Rogers Communications, Inc.
3.80%, 3/15/2032	790	727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 6.88%, 7/31/2056 (e)	1,405	1,406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (e)	4,421	4,404
Royal Bank of Canada
(SOFRINDX + 0.46%), 4.13%, 8/3/2026 (e)	457	457
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	970	962
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (e) (f)	5,406	5,583
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (e) (f)	1,235	1,252
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.50%, 11/24/2085 (e) (f)	4,049	3,931
Superior Plus LP 4.50%, 3/15/2029 (c)	1,664	1,606
Toronto-Dominion Bank (The)
4.99%, 4/5/2029	854	859
4.46%, 6/8/2032	1,093	1,060
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (f)	5,676	5,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.35%, 10/31/2085 (e) (f)	7,189	7,187
TransCanada PipeLines Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (e)	709	709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (e)	778	780
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (e)	2,598	2,597
(3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (e)	7,546	7,463
Wrangler Holdco Corp. 6.63%, 4/1/2032 (c)	2,718	2,722
		129,537
Colombia — 0.1%
Ecopetrol SA
7.75%, 2/1/2032	1,330	1,371
8.88%, 1/13/2033	600	647
8.38%, 1/19/2036	1,469	1,547

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Colombia — continued
7.38%, 9/18/2043	412	396
5.88%, 5/28/2045	350	278
5.88%, 11/2/2051	1,000	770
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	928	871
Grupo Nutresa SA
9.00%, 5/12/2035 (c)	900	996
9.00%, 5/12/2035 (b)	1,000	1,107
		7,983
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (c) (e)	274	279
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (c)	288	308
Finland — 0.1%
Nordea Bank Abp
1.50%, 9/30/2026 (c)	578	576
5.38%, 9/22/2027 (c)	330	333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (c) (e) (f) (g) (h)	2,680	2,679
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.75%, 11/10/2033 (c) (e) (f) (g) (h)	3,436	3,426
		7,014
France — 0.7%
Altice France SA
9.50%, 11/1/2029 (c)	2,361	2,394
6.88%, 10/15/2030 (c)	289	282
6.50%, 4/15/2032 (c)	2,971	2,876
6.88%, 7/15/2032 (c)	2,291	2,224
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (c) (e) (f) (g) (h)	4,121	4,298
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (e) (f) (g) (h)	11,268	11,754
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (e)	880	891
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.88%, 12/15/2033 (c) (e) (f) (g) (h)	2,295	2,273
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.20%, 4/17/2036 (c) (e) (f) (g) (h)	3,000	2,978
BPCE SA (SOFR + 1.98%), 6.61%, 10/19/2027 (c) (e)	518	520
Credit Agricole SA
4.13%, 1/10/2027 (c)	482	482
5.13%, 3/11/2027 (a) (c)	476	478
5.30%, 7/12/2028 (c)	357	362
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (c) (e) (f) (g) (h)	9,970	9,885
(SOFR + 1.74%), 5.86%, 1/9/2036 (c) (e)	620	626
Forvia SE 6.75%, 9/15/2033 (a) (c)	766	762
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (c) (e) (f) (g) (h)	5,786	6,030
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (c) (e)	897	900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (c) (e) (f) (g) (h)	3,320	3,463
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (e) (f) (g) (h)	5,432	5,159
		58,637

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	673
Germany — 0.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.23%), 6.50%, 10/30/2034 (c) (e) (f) (g) (h)	1,400	1,389
BMW US Capital LLC 4.60%, 8/13/2027 (c)	250	250
Commerzbank AG (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (b) (e) (f) (g) (h)	1,400	1,452
Deutsche Telekom International Finance BV 8.25%, 6/15/2030 (i)	878	978
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (c) (j)	1,816	1,882
8.00% (Cash), 11/15/2032 (c) (j)	722	758
7.37% (Cash), 5/15/2033 (c) (j)	509	528
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	251
		7,488
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	505
3.30%, 1/30/2032	200	181
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (e)	1,247	1,276
Avolon Holdings Funding Ltd. 4.70%, 1/30/2031 (c)	930	903
		2,865
Italy — 0.1%
Fibercop SpA
Series 2033, 6.38%, 11/15/2033 (c)	856	841
6.00%, 9/30/2034 (c)	4,028	3,882
7.72%, 6/4/2038 (c)	488	506
Telecom Italia Capital SA
6.38%, 11/15/2033	147	151
6.00%, 9/30/2034	276	279
		5,659
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (c)	1,349	1,388
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (c)	1,298	1,292
		2,680
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (c)	4,907	5,018
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (e)	663	659
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	267	270
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (e)	420	422
NTT Finance Corp. 4.57%, 7/16/2027 (c)	250	250
Sumitomo Mitsui Financial Group, Inc.
5.80%, 7/13/2028 (a)	250	256
5.32%, 7/9/2029	377	382
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (e) (f) (g) (h)	2,696	2,689
		9,946

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Kyrgyzstan — 0.0% ^
Eldik Bank OAO 8.50%, 4/23/2031 (a) (c)	893	892
Luxembourg — 0.1%
Altice Financing SA 5.75%, 8/15/2029 (c)	4,343	2,740
Altice France Lux 3 10.00%, 1/15/2033 (c)	834	818
INEOS Finance plc
6.75%, 5/15/2028 (c)	1,877	1,870
7.50%, 4/15/2029 (c)	1,780	1,748
		7,176
Mexico — 0.4%
Comision Federal de Electricidad 6.50%, 1/28/2051 (c)	788	748
Petroleos Mexicanos
5.95%, 1/28/2031	1,460	1,433
6.70%, 2/16/2032	6,320	6,309
10.00%, 2/7/2033	5,625	6,503
6.38%, 1/23/2045	900	734
5.63%, 1/23/2046	742	569
6.75%, 9/21/2047	850	697
6.35%, 2/12/2048	500	396
7.69%, 1/23/2050	13,222	11,829
6.95%, 1/28/2060	2,900	2,333
Saavi Energia SARL 8.88%, 2/10/2035 (c)	1,729	1,874
		33,425
Mongolia — 0.0% ^
Development Bank of Mongolia LLC 6.90%, 7/2/2031 (c)	1,510	1,491
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (c) (e)	200	200
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (c) (e)	797	790
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (c) (e)	552	560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (c) (e)	552	559
ING Groep NV
3.95%, 3/29/2027	729	727
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (e) (f) (g) (h)	12,939	13,706
		16,542
New Zealand — 0.0% ^
ASB Bank Ltd. 1.63%, 10/22/2026 (a) (c)	262	261
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (c)	269	219
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (c)	900	773
4.75%, 6/19/2032 (a) (c)	500	430
5.63%, 6/19/2047 (b)	2,600	1,863
		3,066

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Serbia — 0.0% ^
Telecommunications co Telekom Srbija AD Belgrade 7.25%, 5/18/2031 (c)	2,349	2,320
South Africa — 0.1%
Eskom Holdings, 8.45%, 8/10/2028 (b)	2,200	2,305
Transnet 8.25%, 2/6/2028 (c)	1,600	1,653
		3,958
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 3/13/2029	400	406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	10,409	11,261
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.13%, 5/8/2033 (e) (f) (g) (h)	2,200	2,199
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (e)	400	402
5.44%, 7/15/2031	1,200	1,214
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	9,800	11,406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.00%, 2/1/2034 (e) (f) (g) (h)	4,600	4,900
Grifols SA 4.75%, 10/15/2028 (c)	2,824	2,755
		34,543
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
4.38%, 6/2/2028 (c)	200	200
5.38%, 3/5/2029 (c)	1,218	1,234
Svenska Handelsbanken AB
5.50%, 6/15/2028 (c)	856	869
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (e) (f) (g) (h)	2,800	2,644
Swedbank AB 5.34%, 9/20/2027 (c)	350	353
		5,300
Switzerland — 0.3%
UBS Group AG
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (c) (e)	288	293
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (e) (f) (g) (h)	13,592	15,540
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.32%), 7.00%, 1/8/2036 (c) (e) (f) (g) (h)	5,206	5,178
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (c)	1,844	1,872
		22,883
Turkey — 0.0% ^
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,442
7.25%, 2/4/2030 (c)	2,095	2,100
		3,542
United Kingdom — 0.8%
Barclays plc
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	350	352
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (e) (f) (g) (h)	2,749	2,892
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (e) (f) (g) (h)	1,500	1,653
(SOFR + 1.74%), 5.69%, 3/12/2030 (e)	221	224

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
BAT Capital Corp.
5.83%, 2/20/2031	835	861
5.35%, 8/15/2032	525	531
Connect Finco SARL 9.00%, 9/15/2029 (c)	2,325	2,439
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (e) (f) (g) (h)	8,840	9,128
(SOFR + 2.11%), 4.76%, 6/9/2028 (e)	250	250
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	663	643
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	6,541	6,108
(SOFR + 1.52%), 5.73%, 5/17/2032 (e)	1,232	1,256
(SOFR + 1.19%), 2.80%, 5/24/2032 (e)	1,201	1,074
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (e) (f) (g) (h)	2,380	2,433
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.80%), 7.00%, 9/24/2035 (e) (f) (g) (h)	3,405	3,452
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a) (c)	1,867	1,650
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	318	319
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (e) (f) (g) (h)	2,000	2,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (e)	2,100	2,120
Nationwide Building Society
(SOFR + 1.91%), 6.56%, 10/18/2027 (c) (e)	250	251
5.13%, 7/29/2029 (c)	663	667
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 4.60%, 6/28/2031 (e) (f) (g) (h)	4,432	4,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	3,952	4,301
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	3,080	3,133
Santander UK Group Holdings plc (SOFR + 1.22%), 2.47%, 1/11/2028 (e)	250	248
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (c) (e) (f) (g) (h)	3,866	3,954
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (c) (e)	500	505
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (c) (e) (f) (g) (h)	2,500	2,621
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.00%, 11/14/2035 (c) (e) (f) (g) (h)	1,714	1,701
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (c)	4,295	3,856
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (e)	6,106	5,596
		70,321
United States — 25.0%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	4,214	4,308
AbbVie, Inc.
4.88%, 3/15/2030	985	988
4.05%, 11/21/2039	37	32
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (c)	2,382	2,367
5.00%, 4/15/2029 (c)	1,465	1,434
7.38%, 3/15/2033 (a) (c)	663	684
Accendra Health, Inc.
9.00%, 6/15/2032 (a) (c)	6,329	6,040
9.75%, 6/15/2033 (a) (c)	4,047	2,643
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (c)	5,228	4,928

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Acushnet Co. 5.63%, 12/1/2033 (c)	442	433
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	3,096	3,142
8.25%, 4/15/2031 (a) (c)	5,929	6,165
7.50%, 2/15/2033 (a) (c)	2,524	2,605
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	4,176	4,000
4.88%, 7/15/2032 (c)	6,595	6,170
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (c)	658	637
AECOM 6.00%, 8/1/2033 (c)	2,366	2,352
Aethon United BR LP 7.50%, 10/1/2029 (c)	918	952
Albertsons Cos., Inc.
3.50%, 3/15/2029 (c)	5,902	5,555
4.88%, 2/15/2030 (c)	858	819
5.50%, 3/31/2031 (c)	675	649
5.63%, 3/31/2032 (c)	3,226	3,069
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	4,251	4,374
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	18	17
2.95%, 3/15/2034	7	6
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (e)	890	873
Allied Universal Holdco LLC 4.63%, 6/1/2028 (c)	1,936	1,904
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	3,337	3,321
5.88%, 6/1/2029 (c)	8,296	8,323
3.75%, 1/30/2031 (c)	1,281	1,188
5.88%, 12/1/2033 (c)	795	783
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (e)	2,669	2,708
Altria Group, Inc.
4.80%, 2/14/2029	18	18
5.63%, 2/6/2035	185	186
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,222	1,232
6.38%, 9/15/2032 (c)	1,414	1,423
Amazon.com, Inc.
4.25%, 3/13/2031	300	291
4.80%, 7/9/2031	410	406
6.10%, 7/9/2056	140	134
American Airlines, Inc. 5.75%, 4/20/2029 (c)	9,216	9,165
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	1,669	1,669
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	2,840	2,797
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (g) (h)	3,302	3,294
(SOFR + 0.93%), 5.04%, 7/26/2028 (e)	209	210
American Honda Finance Corp. (SOFR + 0.87%), 4.53%, 7/9/2027 (e)	67	67
American Tower Corp., REIT
1.45%, 9/15/2026	22	22

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
1.50%, 1/31/2028	74	71
5.00%, 1/31/2030	955	956
2.10%, 6/15/2030	27	24
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	2,008	2,053
9.50%, 6/1/2030 (c)	1,411	1,513
6.88%, 6/1/2031 (c)	1,558	1,582
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	1,856	1,805
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	4,346	4,343
5.38%, 6/15/2029 (c)	4,274	4,261
5.75%, 10/15/2033 (c)	1,463	1,437
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,444	1,446
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (c)	5,332	5,112
9.75%, 4/15/2030 (c)	2,074	2,222
AP Core Holdings II LLC 11.00%, 5/15/2031 (c)	1,683	1,757
APi Group DE, Inc.
4.13%, 7/15/2029 (a) (c)	2,650	2,544
4.75%, 10/15/2029 (c)	2,087	2,038
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a) (c)	3,251	3,178
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	7,883	7,857
Arches Buyer, Inc.
4.25%, 6/1/2028 (c)	1,690	1,637
6.13%, 12/1/2028 (a) (c)	619	605
9.00%, 8/15/2031 (c)	1,694	1,703
Archrock Partners LP 6.63%, 9/1/2032 (c)	1,652	1,676
Archrock Services LP 6.00%, 2/1/2034 (c)	686	671
Ardagh Group SA
9.50%, 12/1/2030 (c)	3,754	3,978
11.00% (Blend (Cash 6.00% + PIK 5.00%)), 12/1/2030 (c) (j)	3,920	3,597
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	408	404
4.63%, 11/15/2029 (c)	4,368	4,236
4.75%, 3/1/2030	422	409
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (c)	1,095	1,091
6.63%, 10/15/2032 (c)	1,452	1,460
6.63%, 7/15/2033 (c)	1,574	1,581
Asurion LLC 8.00%, 12/31/2032 (c)	2,671	2,702
AT&T, Inc.
4.55%, 11/1/2032	480	461
4.90%, 11/1/2035	365	344
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (c)	3,071	2,962
7.50%, 2/15/2032 (c)	1,125	1,153
Athene Global Funding 4.86%, 8/27/2026 (c)	212	212

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (e)	3,545	3,348
ATI, Inc.
4.88%, 10/1/2029	1,673	1,646
7.25%, 8/15/2030	1,866	1,924
5.13%, 10/1/2031	1,252	1,222
5.88%, 6/15/2033	1,811	1,822
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	10,013	9,875
Avient Corp. 7.13%, 8/1/2030 (c)	1,137	1,154
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	68	68
5.75%, 7/15/2027 (a) (c)	2,082	2,082
4.75%, 4/1/2028 (c)	2,564	2,522
5.38%, 3/1/2029 (a) (c)	5,026	4,893
8.25%, 1/15/2030 (a) (c)	3,876	3,933
8.00%, 2/15/2031 (a) (c)	434	433
8.38%, 6/15/2032 (a) (c)	2,128	2,118
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (c)	832	860
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	4,598	4,586
3.38%, 2/15/2029 (c)	4,455	4,238
Axon Enterprise, Inc.
6.13%, 3/15/2030 (c)	492	498
6.25%, 3/15/2033 (c)	696	706
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (e) (g) (h)	2,627	2,611
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (e) (g) (h)	2,778	2,793
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (e) (g) (h)	4,378	4,392
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (e)	250	248
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (e) (g) (h)	4,600	4,696
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (e)	464	442
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (e) (g) (h)	6,205	6,211
(SOFR + 1.21%), 2.57%, 10/20/2032 (e)	694	612
(SOFR + 1.83%), 4.57%, 4/27/2033 (e)	950	920
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	673	676
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (e) (g) (h)	6,537	6,526
(SOFR + 0.68%), 4.44%, 6/9/2028 (e)	260	260
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (e)	22	23
Bath & Body Works, Inc.
6.88%, 11/1/2035	1,024	1,035
6.75%, 7/1/2036	2,220	2,195
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	745	764
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (c)	4,056	4,032
Biogen, Inc. 5.05%, 1/15/2031	810	814
Block, Inc.
5.63%, 8/15/2030 (c)	1,004	999
6.50%, 5/15/2032	6,278	6,343

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.00%, 8/15/2033 (c)	1,248	1,238
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	1,380	1,416
7.25%, 7/15/2032 (c)	1,724	1,771
Boise Cascade Co. 4.88%, 7/1/2030 (a) (c)	871	853
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (c)	1,548	1,558
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	3,692	3,588
BP Capital Markets America, Inc., 3.02%, 1/16/2027	258	257
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (e) (g) (h)	1,918	1,969
Brink's Co. (The)
4.63%, 10/15/2027 (c)	3,821	3,796
6.50%, 6/15/2029 (c)	1,060	1,079
Broadcom, Inc.
4.30%, 11/15/2032	32	30
2.60%, 2/15/2033	915	771
Buckeye Partners LP
3.95%, 12/1/2026	2,451	2,439
4.50%, 3/1/2028 (c)	4,973	4,907
6.75%, 2/1/2030 (c)	1,697	1,739
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	1,134	1,099
4.25%, 2/1/2032 (c)	3,059	2,784
6.38%, 6/15/2032 (c)	3,428	3,408
6.38%, 3/1/2034 (c)	2,258	2,216
6.75%, 5/15/2035 (c)	1,197	1,185
Bunge Ltd. Finance Corp.
4.80%, 3/19/2033	125	122
5.15%, 3/19/2036	375	365
BWX Technologies, Inc.
4.13%, 6/30/2028 (c)	2,648	2,583
4.13%, 4/15/2029 (c)	4,744	4,554
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (c)	4,047	4,060
6.50%, 2/15/2032 (c)	6,143	5,870
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (g) (h)	5,396	5,384
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp. Ltd.
4.00%, 8/1/2028 (c)	1,016	995
7.00%, 8/15/2029 (c)	1,239	1,282
5.75%, 3/15/2030 (c)	1,795	1,798
5.88%, 6/15/2031 (c)	1,785	1,786
5.75%, 8/1/2032 (c)	5,779	5,726
6.13%, 2/15/2033 (a) (c)	4,351	4,351
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	728	718
Caturus Energy LLC 7.13%, 5/15/2031 (c)	990	981

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CCO Holdings LLC
5.00%, 2/1/2028 (c)	9,594	9,472
4.75%, 3/1/2030 (c)	38,667	36,128
4.50%, 8/15/2030 (c)	19,273	17,585
4.25%, 2/1/2031 (c)	16,632	14,721
7.38%, 3/1/2031 (a) (c)	6,772	6,745
4.75%, 2/1/2032 (a) (c)	5,649	4,936
4.50%, 5/1/2032 (a)	1,342	1,157
7.00%, 2/1/2033 (a) (c)	2,133	2,044
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	3,428	1,682
Celanese US Holdings LLC
7.00%, 2/15/2031	1,684	1,727
7.38%, 2/15/2034 (a)	8,140	8,373
Cencora, Inc. 2.70%, 3/15/2031	1,125	1,019
Central Garden & Pet Co.
5.13%, 2/1/2028	6,621	6,614
4.13%, 10/15/2030	3,493	3,300
Charles Schwab Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (g) (h)	11,818	10,913
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.10%, 6/1/2031 (e) (g) (h)	1,159	1,143
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (c)	756	764
Charter Communications Operating LLC
6.65%, 2/1/2034	610	606
6.55%, 6/1/2034	550	544
Chemours Co. (The)
5.75%, 11/15/2028 (c)	6,598	6,565
8.00%, 1/15/2033 (c)	1,528	1,504
7.88%, 3/15/2034 (c)	1,726	1,680
Cheniere Energy Partners LP 3.25%, 1/31/2032	497	450
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a) (c)	155	154
Chord Energy Corp.
6.00%, 10/1/2030 (c)	2,359	2,367
6.75%, 3/15/2033 (c)	1,748	1,780
Churchill Downs, Inc. 5.75%, 4/1/2030 (c)	5,990	5,972
Ciena Corp. 4.00%, 1/31/2030 (c)	2,389	2,267
Cinemark USA, Inc.
5.25%, 7/15/2028 (c)	2,110	2,095
7.00%, 8/1/2032 (c)	1,454	1,491
Cipher Compute LLC 7.13%, 11/15/2030 (c)	2,623	2,675
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (g) (h)	4,928	5,012
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (g) (h)	1,880	1,882
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (e) (g) (h)	3,789	3,822
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (e) (g) (h)	5,796	5,852
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.63%, 2/15/2031 (e) (g) (h)	5,502	5,527
(SOFR + 2.11%), 2.57%, 6/3/2031 (e)	972	888
(SOFR + 1.18%), 2.52%, 11/3/2032 (e)	464	407

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	850	762
(SOFR + 1.94%), 3.79%, 3/17/2033 (a) (e)	913	849
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (e) (g) (h)	6,264	6,403
Clarios Global LP
6.75%, 5/15/2028 (c)	4,091	4,142
6.75%, 2/15/2030 (c)	2,386	2,447
6.75%, 9/15/2032 (c)	3,468	3,494
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	2,478	2,394
4.88%, 7/1/2029 (c)	2,871	2,644
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	1,877	1,866
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	4,871	4,879
7.50%, 6/1/2029 (c)	7,562	7,574
7.13%, 2/15/2031 (c)	7,380	7,612
7.50%, 3/15/2033 (c)	3,555	3,726
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (c)	3,114	3,020
6.88%, 11/1/2029 (c)	2,542	2,569
6.75%, 4/15/2030 (c)	2,683	2,699
4.88%, 3/1/2031 (c)	1,817	1,675
7.50%, 9/15/2031 (c)	1,570	1,602
7.63%, 1/15/2034 (c)	913	924
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (c)	144	143
6.75%, 4/15/2032 (c)	5,796	5,520
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (e)	3,823	3,718
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (e)	1,100	1,013
CNX Midstream Partners LP 4.75%, 4/15/2030 (c)	846	811
CNX Resources Corp.
7.38%, 1/15/2031 (c)	2,432	2,485
5.88%, 3/1/2034 (c)	1,293	1,253
Coherent Corp. 5.00%, 12/15/2029 (c)	9,333	9,132
Coinbase Global, Inc.
3.38%, 10/1/2028 (c)	1,548	1,469
3.63%, 10/1/2031 (c)	1,710	1,479
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (c)	1,195	1,233
Commercial Metals Co. 5.75%, 11/15/2033 (c)	1,915	1,881
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	1,849	1,817
6.13%, 4/1/2030 (a) (c)	529	444
5.25%, 5/15/2030 (c)	10,175	9,396
4.75%, 2/15/2031 (c)	2,253	2,010
10.88%, 1/15/2032 (c)	1,943	2,049
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	1,274	1,331

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	6,460	6,362
5.88%, 1/15/2030 (c)	3,234	3,047
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a) (c)	1,130	1,162
Conduent Business Services LLC 6.00%, 11/1/2029 (a) (c)	4,123	3,535
Connect Holding II LLC 10.50%, 4/3/2031 (c)	4,762	4,660
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	10,562	10,751
Core & Main LP 6.00%, 7/1/2034 (c)	1,146	1,140
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 6.88%, 12/1/2030 (e) (g) (h)	6,912	7,068
CoreCivic, Inc. 8.25%, 4/15/2029	4,303	4,467
CoreWeave, Inc.
9.25%, 6/1/2030 (a) (c)	3,505	3,276
9.00%, 2/1/2031 (a) (c)	3,823	3,451
9.63%, 7/15/2032 (c)	2,383	2,133
Coty, Inc. 4.75%, 1/15/2029 (c)	893	877
Crescent Energy Finance LLC
7.63%, 4/1/2032 (c)	4,424	4,471
7.88%, 4/15/2032 (c)	4,598	4,682
7.38%, 1/15/2033 (c)	3,318	3,333
8.38%, 1/15/2034 (c)	3,125	3,224
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	54
4.90%, 9/1/2029	1,035	1,032
CSC Holdings LLC
5.38%, 2/1/2028 (c)	830	481
11.25%, 5/15/2028 (c)	362	210
11.75%, 1/31/2029 (c)	691	396
6.50%, 2/1/2029 (c)	11,012	6,235
3.38%, 2/15/2031 (c)	1,735	960
4.50%, 11/15/2031 (c)	2,518	1,395
CVR Partners LP 6.13%, 6/15/2028 (c)	214	214
Cyprium Corp. 6.13%, 4/15/2031 (c)	1,748	1,732
DaVita, Inc.
4.63%, 6/1/2030 (c)	8,804	8,486
3.75%, 2/15/2031 (c)	4,885	4,506
6.88%, 9/1/2032 (a) (c)	1,654	1,700
Dexko Global, Inc. 7.50%, 4/15/2032 (a) (c)	2,861	2,382
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	2,376	2,467
Directv Financing LLC 5.88%, 8/15/2027 (c)	638	636
Discovery Communications LLC 5.00%, 9/20/2037	836	612
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	3,547	3,152
5.05%, 3/15/2042	2,283	1,587
DISH DBS Corp.
5.25%, 12/1/2026 (c)	10,065	10,015
5.75%, 12/1/2028 (c) (k)	2,450	2,364

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	4
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (e) (g) (h)	3,390	3,373
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (e)	1,144	1,194
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (e)	1,754	1,794
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (e)	2,345	2,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (e)	3,945	3,905
Dorman Products, Inc. 6.25%, 6/15/2034 (c)	1,748	1,753
DT Midstream, Inc. 4.13%, 6/15/2029 (c)	3,973	3,875
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (e)	3,268	3,347
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	5,999	5,823
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,646
6.75% (Cash), 11/30/2030 (j)	2,844	2,884
Edged Compute LLC 7.50%, 4/30/2031 (c)	2,264	2,146
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	5,021	5,007
4.13%, 4/1/2029 (c)	2,773	2,668
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (i)	1,540	1,571
ELK Grove Village Property LLC 7.50%, 6/15/2031 (c)	590	568
Embarq LLC 8.00%, 6/1/2036 (a)	2,835	695
Emera US Finance LLC Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.85%, 10/1/2056 (e)	2,223	2,240
EMRLD Borrower LP
6.63%, 12/15/2030 (c)	10,970	11,150
6.75%, 7/15/2031 (c)	3,721	3,816
Encompass Health Corp.
4.75%, 2/1/2030	2,455	2,401
4.63%, 4/1/2031	4,634	4,460
Endo Finance Holdings LP 8.50%, 4/15/2031 (c)	914	963
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	3,699	3,661
4.38%, 3/31/2029 (c)	5,476	5,274
6.00%, 9/15/2033 (c)	221	209
Energy Transfer LP
6.55%, 12/1/2033	420	447
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (e)	636	667
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (e)	7,575	7,576
Enpro, Inc. 6.13%, 6/1/2033 (c)	952	954
Entegris, Inc.
4.38%, 4/15/2028 (c)	1,542	1,514
4.75%, 4/15/2029 (c)	4,804	4,724
3.63%, 5/1/2029 (a) (c)	2,939	2,795
5.95%, 6/15/2030 (c)	7,764	7,767

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Entergy Corp.
2.95%, 9/1/2026	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (e)	1,531	1,569
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (e)	2,945	2,912
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (e)	3,227	3,219
EQT Corp.
7.50%, 6/1/2030	535	573
4.75%, 1/15/2031	4,826	4,745
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	6,422	6,520
8.63%, 5/15/2032 (c)	798	816
8.00%, 3/15/2033 (a) (c)	1,302	1,312
7.13%, 7/1/2034 (c)	1,270	1,213
Equitable Financial Life Global Funding 4.88%, 11/19/2027 (c)	132	132
Esab Corp.
6.25%, 4/15/2029 (c)	1,909	1,929
5.63%, 4/1/2031 (c)	1,054	1,041
Escrow Rite Aid 0.00%, 12/31/2049 ‡	968	—
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (e)	2,815	2,779
Expand Energy Corp. 4.75%, 2/1/2032	930	901
F&G Global Funding 5.88%, 6/10/2027 (c)	160	162
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	1,486	1,438
Fifth Third Bancorp
Series H, (3-MONTH CME TERM SOFR + 3.29%), 7.03%, 8/30/2026 (e) (g) (h)	1,946	1,950
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (e)	301	307
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	398	405
Flash Compute LLC 7.25%, 12/31/2030 (c)	2,250	2,272
Ford Motor Credit Co. LLC
2.70%, 8/10/2026	2,049	2,048
4.27%, 1/9/2027	4,668	4,659
4.13%, 8/17/2027	1,205	1,196
2.90%, 2/16/2028	1,455	1,408
6.80%, 5/12/2028	1,944	1,994
2.90%, 2/10/2029	880	826
7.20%, 6/10/2030	1,296	1,356
5.73%, 9/5/2030	1,140	1,140
4.00%, 11/13/2030	6,739	6,291
6.47%, 5/22/2036 (a)	2,014	2,020
Foundry JV Holdco LLC 5.50%, 1/25/2031 (c)	200	202
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (c)	3,307	3,316
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,615	2,460
Gartner, Inc.
4.50%, 7/1/2028 (c)	2,005	1,971
3.63%, 6/15/2029 (c)	1,155	1,089
Gates Corp. 6.88%, 7/1/2029 (c)	898	916
GCI LLC 4.75%, 10/15/2028 (c)	9,081	8,904

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
General Motors Financial Co., Inc.
4.30%, 4/6/2029	490	482
2.35%, 1/8/2031	435	386
Genesis Energy LP
8.88%, 4/15/2030	2,447	2,555
7.88%, 5/15/2032	776	801
6.75%, 3/15/2034	1,332	1,328
GEO Group, Inc. (The)
8.63%, 4/15/2029	3,679	3,835
10.25%, 4/15/2031	484	522
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	3,868	3,772
4.75%, 6/15/2029 (c)	2,818	2,746
6.75%, 1/15/2031 (c)	4,493	4,547
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (c)	3,082	3,073
7.50%, 4/15/2032 (c)	3,072	3,198
6.38%, 7/15/2034 (c)	1,537	1,547
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	2,492	2,536
Global Payments, Inc.
3.20%, 8/15/2029	18	17
4.88%, 11/15/2030	640	623
Goat Holdco LLC 6.75%, 2/1/2032 (c)	1,212	1,231
Goldman Sachs Group, Inc. (The)
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (e) (g) (h)	1,830	1,828
(SOFR + 0.82%), 1.54%, 9/10/2027 (e)	363	362
(SOFR + 0.91%), 1.95%, 10/21/2027 (e)	19	19
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	15	15
(SOFR + 1.85%), 3.62%, 3/15/2028 (e)	983	977
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (g) (h)	4,001	4,147
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (g) (h)	6,484	6,707
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (e) (g) (h)	4,610	4,666
(SOFR + 1.28%), 2.62%, 4/22/2032 (e)	486	432
(SOFR + 1.25%), 2.38%, 7/21/2032 (e)	464	405
(SOFR + 1.26%), 2.65%, 10/21/2032 (e)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (e) (g) (h)	5,630	5,552
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	149	146
(SOFR + 1.42%), 5.02%, 10/23/2035 (e)	1,805	1,737
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	5,506	5,275
6.63%, 7/15/2030 (a)	706	683
5.25%, 7/15/2031	3,331	2,959
8.88%, 7/15/2032	850	872
Granite Construction, Inc. 6.38%, 6/15/2034 (c)	1,094	1,091
Gray Media, Inc.
10.50%, 7/15/2029 (c)	7,188	7,580
4.75%, 10/15/2030 (c)	3,060	2,365

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.38%, 11/15/2031 (c)	1,559	1,159
7.25%, 8/15/2033 (a) (c)	5,118	5,062
Griffon Corp. 5.75%, 3/1/2028	4,776	4,776
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (c)	1,242	1,199
6.38%, 1/15/2030 (c)	1,156	1,161
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	3,644	3,689
Harvest Midstream I LP
7.50%, 5/15/2032 (c)	1,736	1,780
6.75%, 5/15/2034 (c)	863	866
HCA, Inc.
2.38%, 7/15/2031	1,058	930
5.60%, 4/1/2034	600	603
Herc Holdings, Inc.
6.63%, 6/15/2029 (c)	2,216	2,256
7.00%, 6/15/2030 (c)	4,198	4,329
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	1,499	1,314
12.63%, 7/15/2029 (c)	5,634	3,675
5.00%, 12/1/2029 (c)	8,062	2,197
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (k)	1,106	—
5.50%, 10/15/2024 ‡ (c) (k)	11,828	1
7.13%, 1/29/2027 ‡ (b) (k)	5,505	1
6.00%, 1/15/2028 ‡ (k)	5,450	1
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	778	782
5.13%, 6/15/2028 (c)	5	5
6.50%, 6/1/2029 (c)	1,696	1,725
4.25%, 2/15/2030 (c)	2,602	2,491
Hilcorp Energy I LP
6.25%, 11/1/2028 (c)	185	186
6.00%, 4/15/2030 (c)	1,745	1,727
6.25%, 4/15/2032 (c)	1,452	1,410
6.88%, 5/15/2034 (c)	541	530
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (c)	1,206	1,215
3.75%, 5/1/2029 (c)	1,583	1,517
4.88%, 1/15/2030	1,053	1,038
5.50%, 9/15/2031 (c)	1,457	1,444
6.13%, 4/1/2032 (c)	1,158	1,168
5.88%, 3/15/2033 (c)	2,894	2,893
5.75%, 9/15/2033 (c)	5,775	5,722
5.50%, 3/31/2034 (c)	702	688
Honeywell Aerospace, Inc. 4.30%, 3/16/2031 (c)	415	404
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	2,235	2,310

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.63%, 1/15/2034 (c)	4,564	4,615
6.63%, 1/15/2035 (c)	1,204	1,203
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	2,226	946
Hyundai Capital America
1.65%, 9/17/2026 (c)	37	37
4.30%, 9/24/2027 (c)	141	140
5.00%, 1/7/2028 (c)	460	461
2.10%, 9/15/2028 (c)	18	17
ICITII 6.00%, 1/31/2033 ‡	905	433
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	7,615	7,057
10.88%, 5/1/2030 (c)	4,846	3,703
ILFC E-Capital Trust I 6.48%, 12/21/2065 (c) (l)	6,213	5,242
ILFC E-Capital Trust II 6.73%, 12/21/2065 (c) (l)	3,358	2,953
Infinity Natural Resources LLC 7.63%, 4/1/2031 (c)	1,796	1,792
Ingram Micro, Inc. 4.75%, 5/15/2029 (c)	10,563	10,278
Insight Enterprises, Inc. 6.63%, 5/15/2032 (c)	923	928
Installed Building Products, Inc. 5.63%, 2/1/2034 (c)	878	848
Intercontinental Exchange, Inc. 3.63%, 9/1/2028	250	245
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	2,287	1,811
IQVIA, Inc.
5.00%, 10/15/2026 (c)	6,890	6,886
5.00%, 5/15/2027 (c)	6,086	6,079
6.50%, 5/15/2030 (c)	1,000	1,019
6.25%, 6/1/2032 (c)	6,620	6,705
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (c)	3,000	2,990
5.25%, 3/15/2028 (c)	2,241	2,233
5.00%, 7/15/2028 (c)	395	391
5.25%, 7/15/2030 (c)	5,496	5,371
6.25%, 1/15/2033 (c)	350	351
ITC Holdings Corp., 2.95%, 5/14/2030 (c)	34	31
Jackson National Life Global Funding 5.55%, 7/2/2027 (c)	250	252
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (c)	1,707	1,041
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	3,325	2,676
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	4,884	4,250
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	1,084	1,082
6.13%, 7/31/2032 (c)	1,623	1,624
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	9
Kinetik Holdings LP
6.63%, 12/15/2028 (c)	1,180	1,200
5.88%, 6/15/2030 (c)	2,391	2,394
Knife River Corp. 7.75%, 5/1/2031 (c)	3,188	3,288
Kodiak Gas Services LLC
5.88%, 4/1/2031 (c)	898	888
6.50%, 10/1/2033 (c)	1,422	1,420

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Labl 12.00%, 12/31/2033 ‡	1	560
Lamar Media Corp. 4.00%, 2/15/2030	481	459
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	6,622	6,305
Lear Corp. 2.60%, 1/15/2032	5	4
Leidos, Inc.
4.38%, 5/15/2030	470	458
5.40%, 3/15/2032	207	208
Level 3 Financing, Inc.
6.88%, 6/30/2033 (c)	5,763	5,832
7.00%, 3/31/2034 (c)	4,218	4,291
Lithia Motors, Inc.
5.50%, 10/1/2030 (c)	894	881
4.38%, 1/15/2031 (c)	1,559	1,476
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	10,420	10,425
4.75%, 10/15/2027 (c)	8,509	8,465
3.75%, 1/15/2028 (c)	2,187	2,141
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a) (c)	1,207	1,182
Lumen Technologies, Inc. 5.38%, 6/15/2029 (c)	3,457	3,306
M/I Homes, Inc. 4.95%, 2/1/2028	132	131
Madison IAQ LLC
4.13%, 6/30/2028 (c)	1,743	1,706
5.88%, 6/30/2029 (c)	6,204	6,204
Magnolia Oil & Gas Operating LLC 6.63%, 8/15/2034 (c) (m)	730	730
Marriott International, Inc. 4.20%, 7/15/2027	133	133
Mars, Inc.
4.60%, 3/1/2028 (c)	430	430
4.80%, 3/1/2030 (c)	250	249
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (c)	4,721	4,724
Matador Resources Co.
6.50%, 4/15/2032 (c)	1,896	1,892
6.25%, 4/15/2033 (c)	2,687	2,644
6.00%, 4/15/2034 (c)	1,306	1,263
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	13,183	13,445
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,008	1,992
Medline Borrower LP
3.88%, 4/1/2029 (c)	7,852	7,595
6.25%, 4/1/2029 (c)	2,570	2,614
5.25%, 10/1/2029 (c)	11,193	11,088
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	8,200	7,879
Meta Platforms, Inc.
4.88%, 5/15/2033	310	301
5.25%, 5/15/2036 (a)	120	115
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	8,747	9,508
MetLife, Inc.
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (e) (g) (h)	106	107
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (e)	1,705	1,662

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
MGM Resorts International
6.13%, 9/15/2029	2,382	2,397
6.50%, 4/15/2032 (a)	2,851	2,823
Midcontinent Communications 8.00%, 8/15/2032 (a) (c)	3,761	3,194
Millrose Properties, Inc., REIT
6.38%, 8/1/2030 (c)	2,447	2,465
6.25%, 9/15/2032 (c)	1,176	1,175
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	3,732	3,674
MIWD Holdco II LLC 5.50%, 2/1/2030 (a) (c)	1,226	1,135
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	2,871	2,897
Morgan Stanley
(SOFR + 1.61%), 4.21%, 4/20/2028 (e)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (e)	619	622
(SOFR + 1.02%), 1.93%, 4/28/2032 (e)	18	15
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	948	829
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	673	671
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	130	128
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (e)	817	829
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.95%, 1/14/2028 (e)	455	456
(SOFR + 0.93%), 4.97%, 7/14/2028 (e)	250	251
MPLX LP 5.50%, 6/1/2034	410	408
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (c)	1,649	1,676
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (a) (c) (j)	2,298	1,984
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	2,388	2,282
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	4,562	4,838
NCR Voyix Corp.
5.00%, 10/1/2028 (c)	110	107
5.13%, 4/15/2029 (c)	5,260	5,100
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (c)	2,756	2,808
9.50%, 2/15/2033 (c)	1,906	1,942
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,217	1,208
New Albertsons LP
6.63%, 6/1/2028	450	451
7.45%, 8/1/2029	392	402
8.00%, 5/1/2031	2,108	2,208
Newell Brands, Inc.
6.38%, 9/15/2027	866	869
8.50%, 6/1/2028 (c)	3,003	3,134
6.63%, 9/15/2029 (a)	3,129	3,167
6.38%, 5/15/2030 (a)	2,603	2,632
6.63%, 5/15/2032 (a)	614	621
7.37%, 4/1/2036 (a) (i)	1,222	1,231
News Corp.
3.88%, 5/15/2029 (c)	4,437	4,275
5.13%, 2/15/2032 (c)	2,514	2,421

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Nexstar Media, Inc.
4.75%, 11/1/2028 (c)	7,939	7,785
6.50%, 9/15/2033 (c)	13,454	13,385
7.25%, 4/15/2034 (c)	8,636	8,655
NextEra Energy Capital Holdings, Inc.
5.05%, 3/15/2030	990	996
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (e)	1,617	1,660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (e)	1,100	1,115
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (e)	1,180	1,185
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (e)	3,683	3,656
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	2,519	2,582
8.38%, 2/15/2032 (c)	2,202	2,290
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (e)	3,014	3,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (e)	2,550	2,589
Noble Finance II LLC
8.00%, 4/15/2030 (c)	1,386	1,433
6.25%, 6/15/2034 (c)	1,956	1,899
Novelis Corp.
4.75%, 1/30/2030 (c)	4,691	4,502
6.88%, 1/30/2030 (c)	513	526
6.38%, 8/15/2033 (c)	1,169	1,167
NRG Energy, Inc.
5.75%, 1/15/2028	1,031	1,031
3.38%, 2/15/2029 (c)	2,088	1,982
5.25%, 6/15/2029 (c)	3,099	3,070
5.75%, 7/15/2029 (c)	177	177
3.88%, 2/15/2032 (c)	744	681
6.00%, 2/1/2033 (c)	6,317	6,298
7.00%, 3/15/2033 (c)	1,304	1,388
5.75%, 1/15/2034 (c)	2,211	2,153
5.88%, 5/15/2034 (c)	2,149	2,110
6.00%, 1/15/2036 (c)	2,209	2,161
6.13%, 5/15/2036 (c)	536	529
NuStar Logistics LP 6.38%, 10/1/2030	1,968	2,008
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (c)	2,300	2,383
8.75%, 7/1/2034 (c)	3,222	3,394
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	4,273	4,122
OneMain Finance Corp.
3.50%, 1/15/2027	1,831	1,817
6.63%, 1/15/2028	3,349	3,381
3.88%, 9/15/2028	361	349
ONEOK, Inc.
6.50%, 9/1/2030 (c)	695	725
5.60%, 4/1/2044	530	481

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Oracle Corp. 3.90%, 5/15/2035	264	216
Organon & Co.
4.13%, 4/30/2028 (c)	4,848	4,771
5.13%, 4/30/2031 (c)	5,971	5,910
6.75%, 5/15/2034 (c)	1,320	1,378
7.88%, 5/15/2034 (c)	525	560
Outfront Media Capital LLC
4.25%, 1/15/2029 (c)	1,173	1,140
7.38%, 2/15/2031 (c)	4,312	4,461
6.00%, 6/15/2034 (c)	865	854
Pacific Gas and Electric Co. 5.55%, 5/15/2029	1,080	1,096
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (e)	1,171	909
Performance Food Group, Inc.
4.25%, 8/1/2029 (c)	7,399	7,153
6.13%, 9/15/2032 (c)	1,092	1,095
5.63%, 3/1/2034 (c)	1,509	1,464
Permian Resources Operating LLC
7.00%, 1/15/2032 (c)	3,181	3,293
6.25%, 2/1/2033 (c)	1,956	1,991
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032 (a)	1,343	1,276
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a) (c)	2,420	2,428
PetSmart LLC 7.50%, 9/15/2032 (c)	4,092	4,135
PG&E Corp.
5.00%, 7/1/2028	3,755	3,720
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (e)	2,898	2,943
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (e)	235	233
Philip Morris International, Inc.
5.13%, 2/15/2030	590	595
4.38%, 4/30/2030	895	879
Photo Holdings LLC 12.00%, 7/1/2031 (c)	4,536	4,673
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	505	454
Pioneer Opco LLC 7.00%, 5/15/2033 (c)	1,885	1,903
Plains All American Pipeline LP 4.70%, 1/15/2031	200	197
PM General Purchaser LLC 9.50%, 10/1/2028 (c)	1,093	915
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (g) (h)	8,023	7,992
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (e) (g) (h)	4,543	4,575
(SOFR + 1.34%), 5.30%, 1/21/2028 (e)	214	215
(SOFR + 1.62%), 5.35%, 12/2/2028 (e)	123	124
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (e) (g) (h)	1,701	1,719
(SOFR + 1.90%), 5.68%, 1/22/2035 (e)	673	680
Post Holdings, Inc. 6.25%, 2/15/2032 (c)	4,483	4,501
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	7,819	7,363
Prairie Acquiror LP 9.00%, 8/1/2029 (c)	1,085	1,119
Prestige Brands, Inc. 6.25%, 7/15/2034 (c)	893	896
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (c)	1,886	1,852

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (c)	2,623	2,631
4.38%, 4/30/2029 (c)	304	295
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (e)	3,169	3,079
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (e)	286	288
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (e)	3,054	3,162
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (e)	2,743	2,806
Puget Energy, Inc.
4.22%, 3/15/2032	385	365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.96%), 7.00%, 9/15/2056 (e)	922	924
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.25%, 9/15/2056 (e)	922	925
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	1,637	1,625
6.25%, 8/15/2033 (c)	970	975
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	6,856	6,940
QXO Building Products, Inc.
6.50%, 7/15/2031 (c)	2,740	2,751
6.75%, 4/30/2032 (c)	3,560	3,636
6.88%, 7/15/2034 (c)	3,033	3,038
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	4,975	5,228
Range Resources Corp. 4.75%, 2/15/2030 (c)	245	238
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	2,187	2,128
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (c)	322	312
Regal Rexnord Corp. 6.30%, 2/15/2030	1,822	1,884
Resideo Funding II LLC 6.50%, 7/15/2032 (a) (c)	2,971	2,972
RHP Hotel Properties LP, REIT
7.25%, 7/15/2028 (c)	896	913
4.50%, 2/15/2029 (c)	6,784	6,627
6.50%, 4/1/2032 (c)	5,172	5,260
6.50%, 6/15/2033 (c)	534	543
5.75%, 3/15/2034 (c)	903	884
RingCentral, Inc. 8.50%, 8/15/2030 (c)	4,541	4,737
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (c)	1,255	1,261
Rocket Cos., Inc.
6.50%, 8/1/2029 (c)	192	195
6.13%, 8/1/2030 (c)	3,260	3,286
7.13%, 2/1/2032 (c)	1,563	1,602
6.38%, 8/1/2033 (c)	3,819	3,842
Rocket Mortgage LLC
3.63%, 3/1/2029 (c)	2,933	2,805
4.00%, 10/15/2033 (c)	453	400
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	1,182	1,151
6.75%, 3/15/2033 (c)	1,358	1,381
6.88%, 4/15/2040 (c)	411	413

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	2,433	2,442
6.25%, 3/15/2032 (c)	5,986	6,086
6.00%, 2/1/2033 (c)	4,126	4,159
SBA Communications Corp., REIT 3.13%, 2/1/2029	527	503
Science Applications International Corp. 5.88%, 11/1/2033 (c)	1,209	1,183
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	3,798	3,724
4.00%, 4/1/2031	2,760	2,565
4.38%, 2/1/2032	4,660	4,310
Seagate Data Storage Technology Pte. Ltd. 5.75%, 12/1/2034	1,357	1,340
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (e)	1,453	1,442
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (e)	1,442	1,446
Sensata Technologies BV
4.00%, 4/15/2029 (c)	1,007	969
5.88%, 9/1/2030 (c)	1,870	1,872
Sensata Technologies, Inc.
3.75%, 2/15/2031 (c)	842	784
6.63%, 7/15/2032 (c)	1,050	1,075
Service Corp. International
7.50%, 4/1/2027	2,765	2,806
4.63%, 12/15/2027	107	106
5.13%, 6/1/2029	90	89
3.38%, 8/15/2030	1,367	1,262
4.00%, 5/15/2031	876	819
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	2,647	2,651
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (e)	1,765	1,731
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	3,564	3,655
Sirius XM Radio LLC
4.00%, 7/15/2028 (c)	20,601	20,038
5.50%, 7/1/2029 (c)	10,975	10,925
4.13%, 7/1/2030 (a) (c)	2,596	2,426
3.88%, 9/1/2031 (c)	76	69
5.88%, 4/15/2032 (c)	2,394	2,349
Six Flags Entertainment Corp.
5.25%, 7/15/2029 (a)	259	248
7.25%, 5/15/2031 (a) (c)	2,561	2,511
8.63%, 1/15/2032 (c)	4,530	4,582
6.63%, 5/1/2032 (a) (c)	9,662	9,728
SM Energy Co.
6.63%, 1/15/2027	3,200	3,206
6.50%, 7/15/2028	1,746	1,747
6.75%, 8/1/2029 (c)	263	267
8.63%, 11/1/2030 (c)	5,007	5,256
8.75%, 7/1/2031 (c)	6,137	6,417
7.00%, 8/1/2032 (a) (c)	1,708	1,735

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
9.63%, 6/15/2033 (c)	3,189	3,508
6.63%, 4/15/2034 (c)	1,875	1,863
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	4,079	4,271
Snap, Inc. 6.88%, 3/1/2033 (c)	996	973
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (c)	2,291	2,250
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	3,661	3,580
Somnigroup International, Inc.
4.00%, 4/15/2029 (c)	7,385	7,098
3.88%, 10/15/2031 (c)	2,919	2,661
Sonic Automotive, Inc.
4.63%, 11/15/2029 (c)	3,872	3,771
4.88%, 11/15/2031 (c)	3,360	3,209
Sonoco Products Co. 5.00%, 9/1/2034 (a)	375	362
Sotera Health Holdings LLC 7.38%, 6/1/2031 (c)	2,565	2,656
Southern California Edison Co. 5.45%, 6/1/2031	580	586
Southern Co. (The) Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (e)	2,065	2,061
Southern Co. Gas Capital Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (e)	1,516	1,504
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	729	639
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	13,182	13,164
6.50%, 6/1/2032 (c)	3,450	3,476
Stagwell Global LLC 5.63%, 8/15/2029 (c)	5,885	5,723
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (c)	4,535	4,544
6.25%, 8/1/2033 (c)	4,946	4,892
5.88%, 3/15/2034 (c)	1,267	1,217
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	6,711	6,670
4.38%, 7/15/2030 (c)	193	182
Staples, Inc.
10.75%, 9/1/2029 (c)	8,931	8,546
12.75%, 1/15/2030 (c)	4,892	3,862
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (c)	1,180	1,216
State Street Corp.
(SOFR + 0.73%), 2.20%, 2/7/2028 (a) (e)	268	265
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (g) (h)	8,012	8,190
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (e) (g) (h)	1,240	1,273
(SOFR + 1.57%), 4.82%, 1/26/2034 (e)	464	454
Station Casinos LLC
4.63%, 12/1/2031 (c)	1,030	968
6.63%, 3/15/2032 (a) (c)	258	261
Stingray Compute LLC 6.00%, 6/15/2031 (a) (c)	1,465	1,429
Stryker Corp. 4.85%, 2/10/2030	1,005	1,005
Sunoco LP
5.88%, 3/15/2028	425	425

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.00%, 5/1/2029 (c)	1,131	1,156
4.50%, 5/15/2029	2,669	2,598
4.50%, 4/30/2030	4,064	3,921
5.38%, 7/15/2031 (c)	1,201	1,178
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (c)	3,828	3,840
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	5,532	5,137
Synaptics, Inc. 4.00%, 6/15/2029 (c)	2,107	2,069
Synopsys, Inc. 4.85%, 4/1/2030	875	870
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	7	7
Talen Energy Supply LLC
6.13%, 5/1/2031 (c)	3,712	3,690
6.38%, 5/1/2033 (c)	5,570	5,485
6.25%, 2/1/2034 (c)	6,725	6,596
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,512	2,509
7.38%, 2/15/2029 (c)	1,549	1,584
6.00%, 12/31/2030 (c)	3,832	3,805
6.00%, 9/1/2031 (c)	5,480	5,392
6.75%, 3/15/2034 (c)	4,332	4,359
Teachers Insurance & Annuity Association of America 6.05%, 6/15/2056 (c)	175	169
Tenet Healthcare Corp.
5.13%, 11/1/2027	7,416	7,412
4.25%, 6/1/2029	981	951
6.13%, 6/15/2030	6,018	6,048
6.75%, 5/15/2031	5,219	5,322
Terex Corp.
5.00%, 5/15/2029 (c)	6,102	6,017
6.25%, 10/15/2032 (c)	1,854	1,861
T-Mobile USA, Inc. 2.25%, 11/15/2031	965	837
Toyota Motor Credit Corp. 4.05%, 9/5/2028	78	77
TransDigm, Inc.
6.38%, 3/1/2029 (c)	4,894	4,953
6.63%, 3/1/2032 (c)	3,058	3,109
6.25%, 1/31/2034 (c)	810	818
Transocean International Ltd. 8.75%, 2/15/2030 (c)	923	958
TriMas Corp. 4.13%, 4/15/2029 (c)	4,617	4,411
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	2,145	2,175
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	2,612	2,666
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (c) (k)	2,884	—
Truist Financial Corp.
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (e) (g) (h)	2,018	2,003
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	395	395
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	979	989
UDR, Inc., REIT
3.20%, 1/15/2030	36	34
3.00%, 8/15/2031	9	8

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
United Airlines Holdings, Inc.
4.88%, 3/1/2029	1,760	1,733
5.38%, 3/1/2031	1,109	1,094
United Airlines, Inc. 4.63%, 4/15/2029 (c)	3,366	3,308
United Rentals North America, Inc.
3.88%, 2/15/2031	2,173	2,031
5.38%, 11/15/2033 (c)	4,282	4,169
6.13%, 3/15/2034 (c)	5,861	5,929
United States Steel Corp. 6.88%, 3/1/2029	211	211
Univision Communications, Inc.
7.38%, 6/30/2030 (c)	3,317	3,303
8.50%, 7/31/2031 (c)	175	175
9.38%, 8/1/2032 (c)	2,391	2,388
8.88%, 4/15/2033 (c)	1,482	1,435
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (e) (g) (h)	8,601	8,523
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (e) (g) (h)	1,216	1,213
(SOFR + 1.88%), 6.79%, 10/26/2027 (e)	250	251
(SOFR + 1.56%), 5.38%, 1/23/2030 (e)	82	83
(SOFR + 1.02%), 2.68%, 1/27/2033 (e)	915	806
(SOFR + 1.86%), 5.68%, 1/23/2035 (e)	810	821
US Foods, Inc. 6.88%, 9/15/2028 (c)	1,140	1,163
Vail Resorts, Inc.
5.63%, 7/15/2030 (c)	1,339	1,333
6.50%, 5/15/2032 (c)	4,552	4,609
Valaris Ltd. 8.38%, 4/30/2030 (c)	861	891
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (c)	873	869
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	22
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030 (c)	1,154	1,175
3.88%, 11/1/2033 (c)	508	446
6.00%, 5/1/2036 (c)	445	440
Venture Global LNG, Inc.
9.50%, 2/1/2029 (c)	3,123	3,343
8.38%, 6/1/2031 (c)	2,003	2,071
9.88%, 2/1/2032 (c)	6,510	6,931
6.38%, 12/15/2034 (c)	708	690
6.63%, 6/15/2036 (c)	708	694
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (c)	1,944	1,975
6.50%, 1/15/2034 (c)	6,780	6,996
6.50%, 6/15/2034 (c)	1,371	1,414
7.75%, 5/1/2035 (c)	671	744
6.75%, 1/15/2036 (c)	2,197	2,300
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (e)	2,194	2,147
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (e)	1,987	1,954

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	2,982	2,953
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (c) (e) (g) (h)	1,472	1,480
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	81	81
4.38%, 5/1/2029 (c)	872	851
7.75%, 10/15/2031 (c)	5,549	5,785
6.88%, 4/15/2032 (c)	3,937	4,066
6.00%, 4/15/2034 (c)	450	454
VMware LLC 2.20%, 8/15/2031	823	716
VoltaGrid LLC 7.38%, 11/1/2030 (c)	4,486	4,508
Wabash National Corp. 4.50%, 10/15/2028 (a) (c)	3,585	3,344
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	3,662	3,760
Wayfair LLC
7.25%, 10/31/2029 (c)	1,898	1,955
7.75%, 9/15/2030 (c)	4,324	4,531
6.75%, 11/15/2032 (c)	1,521	1,548
7.13%, 5/31/2034 (c)	846	869
WBI Operating LLC 6.25%, 10/15/2030 (c)	2,587	2,587
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	983	976
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (e) (g) (h)	2,541	2,658
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (g) (h)	5,226	5,380
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	556	560
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (e) (g) (h)	8,720	8,714
(SOFR + 0.97%), 4.84%, 5/20/2032 (e)	340	335
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	464	456
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	464	465
WESCO Distribution, Inc.
6.38%, 3/15/2029 (c)	6,030	6,115
5.25%, 4/15/2031 (c)	1,044	1,027
6.63%, 3/15/2032 (c)	3,191	3,256
6.38%, 3/15/2033 (c)	1,185	1,205
Western Midstream Operating LP 4.80%, 3/1/2031	405	397
Whirlpool Corp. 6.50%, 6/15/2033 (a)	1,451	1,229
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	560	577
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	17
Williams Scotsman, Inc.
6.63%, 6/15/2029 (c)	1,089	1,107
6.63%, 4/15/2030 (c)	633	647
7.38%, 10/1/2031 (c)	2,641	2,723
WMG Acquisition Corp. 3.75%, 12/1/2029 (c)	126	120
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	29
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
5.63%, 8/15/2029 (c)	3,155	2,897
6.63%, 8/15/2032 (c)	1,772	1,687

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.00%, 8/1/2033 (c)	723	693
WULF Compute LLC 7.75%, 10/15/2030 (c)	5,257	5,462
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	6,271	6,206
7.13%, 2/15/2031 (c)	905	948
6.25%, 3/15/2033 (a) (c)	2,978	2,952
Xerox Corp. 10.25%, 10/15/2030 (a) (c)	1,285	1,160
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	100	60
8.88%, 11/30/2029 (a) (c)	2,419	1,070
XPO, Inc.
6.25%, 6/1/2028 (c)	1,892	1,906
7.13%, 2/1/2032 (c)	1,602	1,652
Yondr JK 1 LLC 6.88%, 6/30/2031 (c)	1,163	1,108
Yum! Brands, Inc.
4.63%, 1/31/2032	3,027	2,876
5.38%, 4/1/2032	59	58
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	720	639
		2,169,888
Uzbekistan — 0.0% ^
Navoi Mining & Metallurgical Co. 6.95%, 10/17/2031 (c)	940	980
Venezuela, Bolivarian Republic of — 0.2%
Petroleos de Venezuela SA
6.00%, 11/15/2026 (b) (k)	12,900	4,841
5.38%, 4/12/2027 (b) (k)	17,960	6,580
5.50%, 4/12/2037 (b) (k)	4,450	1,633
		13,054
Total Corporate Bonds (Cost $2,658,935)		2,640,860
	SHARES (000)
Exchange-Traded Funds — 9.6%
United States — 9.6%
JPMorgan Nasdaq Equity Premium Income ETF (n)(Cost $742,246)	14,247	829,871
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 7.1%
Canada — 0.8%
Royal Bank of Canada, ELN, 11.00%, 8/28/2026 (b)	38	4,344
Royal Bank of Canada, ELN, 11.30%, 8/10/2026 (b)	4	1,551
Royal Bank of Canada, ELN, 12.00%, 8/28/2026 (b)	16	4,355
Royal Bank of Canada, ELN, 12.40%, 8/17/2026 (b)	17	6,189
Royal Bank of Canada, ELN, 13.90%, 8/10/2026 (b)	31	6,160
Royal Bank of Canada, ELN, 16.10%, 8/17/2026 (b)	6	2,496

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
Canada — continued
Royal Bank of Canada, ELN, 6.10%, 8/14/2026 (b)	46	4,413
Royal Bank of Canada, ELN, 9.20%, 8/21/2026 (b)	51	3,644
Toronto-Dominion Bank (The), ELN, 10.10%, 8/17/2026 (b)	6	1,959
Toronto-Dominion Bank (The), ELN, 11.50%, 8/21/2026 (b)	17	4,150
Toronto-Dominion Bank (The), ELN, 12.20%, 8/21/2026 (b)	13	4,247
Toronto-Dominion Bank (The), ELN, 12.80%, 8/7/2026 (b)	19	3,698
Toronto-Dominion Bank (The), ELN, 14.60%, 8/21/2026 (b)	23	4,233
Toronto-Dominion Bank (The), ELN, 16.40%, 8/7/2026 (b)	12	3,444
Toronto-Dominion Bank (The), ELN, 16.90%, 8/17/2026 (b)	4	1,234
Toronto-Dominion Bank (The), ELN, 17.00%, 8/17/2026 (b)	15	1,092
Toronto-Dominion Bank (The), ELN, 17.30%, 8/14/2026 (b)	13	3,238
Toronto-Dominion Bank (The), ELN, 19.00%, 8/21/2026 (b)	46	3,795
Toronto-Dominion Bank (The), ELN, 19.30%, 8/7/2026 (b)	30	3,580
Toronto-Dominion Bank (The), ELN, 8.70%, 8/21/2026 (b)	5	3,831
		71,653
France — 3.2%
BNP Paribas Issuance BV, ELN, 11.50%, 8/7/2026 (b)	14	3,879
BNP Paribas Issuance BV, ELN, 14.60%, 8/24/2026 (b)	2	1,467
BNP Paribas Issuance BV, ELN, 18.10%, 8/14/2026 (b)	72	2,579
BNP Paribas Issuance BV, ELN, 20.10%, 8/24/2026 (b)	11	1,258
BNP Paribas Issuance BV, ELN, 7.20%, 8/14/2026 (b)	113	22,741
BNP Paribas Issuance BV, ELN, 7.50%, 8/21/2026 (b)	120	8,540
BNP Paribas Issuance BV, ELN, 7.60%, 8/14/2026 (b)	5	4,046
BNP Paribas Issuance BV, ELN, 8.30%, 8/14/2026 (b)	29	4,271
BNP Paribas Issuance BV, ELN, 8.80%, 8/7/2026 (b)	18	4,513
BNP Paribas Issuance BV, ELN, 8.90%, 8/14/2026 (b)	15	17,350
BNP Paribas Issuance BV, ELN, 9.50%, 8/21/2026 (b)	13	5,217
Societe Generale SA, ELN, 10.00%, 8/7/2026 (b)	57	17,651
Societe Generale SA, ELN, 11.10%, 8/21/2026 (b)	8	5,336
Societe Generale SA, ELN, 11.90%, 8/21/2026 (b)	18	6,526
Societe Generale SA, ELN, 12.00%, 8/21/2026 (b)	42	6,709
Societe Generale SA, ELN, 12.10%, 8/28/2026 (b)	13	10,560
Societe Generale SA, ELN, 14.20%, 8/28/2026 (b)	5	4,852
Societe Generale SA, ELN, 14.50%, 8/28/2026 (b)	13	5,012
Societe Generale SA, ELN, 14.50%, 8/28/2026 (b)	39	18,625
Societe Generale SA, ELN, 14.70%, 8/7/2026 (b)	8	7,930
Societe Generale SA, ELN, 14.90%, 8/7/2026 (b)	29	8,054
Societe Generale SA, ELN, 16.40%, 8/14/2026 (b)	3	4,775
Societe Generale SA, ELN, 17.00%, 8/21/2026 (b)	36	6,880
Societe Generale SA, ELN, 17.30%, 8/14/2026 (b)	23	18,753
Societe Generale SA, ELN, 17.50%, 8/7/2026 (b)	37	10,859
Societe Generale SA, ELN, 17.60%, 8/14/2026 (b)	122	11,144
Societe Generale SA, ELN, 19.30%, 8/7/2026 (b)	43	7,981
Societe Generale SA, ELN, 19.50%, 8/14/2026 (b)	13	7,182
Societe Generale SA, ELN, 22.00%, 8/28/2026 (b)	8	9,253
Societe Generale SA, ELN, 22.00%, 8/28/2026 (b)	14	5,100

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
France — continued
Societe Generale SA, ELN, 5.20%, 8/28/2026 (b)	31	4,870
Societe Generale SA, ELN, 5.50%, 8/14/2026 (b)	21	5,051
Societe Generale SA, ELN, 5.80%, 8/14/2026 (b)	25	5,783
Societe Generale SA, ELN, 7.50%, 8/14/2026 (b)	15	4,797
Societe Generale SA, ELN, 8.10%, 8/21/2026 (b)	16	5,612
Societe Generale SA, ELN, 8.30%, 8/28/2026 (b)	21	3,690
		278,846
Japan — 0.1%
Mizuho Markets Cayman LP, ELN, 17.10%, 8/7/2026 (b)	6	3,601
United Kingdom — 1.6%
Barclays Bank plc, ELN, 10.00%, 8/28/2026 (b)	7	3,913
Barclays Bank plc, ELN, 10.60%, 8/21/2026 (b)	5	4,172
Barclays Bank plc, ELN, 12.60%, 8/14/2026 (b)	33	6,945
Barclays Bank plc, ELN, 14.20%, 8/28/2026 (b)	8	4,819
Barclays Bank plc, ELN, 14.70%, 8/14/2026 (b)	3	4,505
Barclays Bank plc, ELN, 15.00%, 8/28/2026 (b)	13	4,736
Barclays Bank plc, ELN, 19.80%, 8/14/2026 (b)	18	3,728
Barclays Bank plc, ELN, 4.50%, 8/7/2026 (b)	21	4,651
Barclays Bank plc, ELN, 4.80%, 8/21/2026 (b)	19	4,848
Barclays Bank plc, ELN, 6.10%, 8/28/2026 (b)	14	4,458
Barclays Bank plc, ELN, 8.00%, 8/24/2026 (b)	33	10,223
Barclays Bank plc, ELN, 8.10%, 8/14/2026 (b)	30	4,485
Barclays Bank plc, ELN, 8.10%, 8/7/2026 (b)	20	4,171
Barclays Bank plc, ELN, 9.90%, 8/7/2026 (b)	22	4,112
Morgan Stanley Finance LLC, ELN, 11.00%, 8/28/2026 (b)	13	3,782
Morgan Stanley Finance LLC, ELN, 13.00%, 8/28/2026 (b)	24	7,868
Morgan Stanley Finance LLC, ELN, 13.00%, 8/28/2026 (b)	17	4,751
Morgan Stanley Finance LLC, ELN, 13.50%, 8/21/2026 (b)	14	4,514
Morgan Stanley Finance LLC, ELN, 14.90%, 8/21/2026 (b)	30	4,920
Morgan Stanley Finance LLC, ELN, 15.00%, 8/28/2026 (b)	19	4,943
Morgan Stanley Finance LLC, ELN, 16.20%, 8/21/2026 (b)	18	4,431
Morgan Stanley Finance LLC, ELN, 16.20%, 8/21/2026 (b)	24	3,705
Morgan Stanley Finance LLC, ELN, 16.60%, 8/28/2026 (b)	51	7,004
Morgan Stanley Finance LLC, ELN, 17.10%, 8/21/2026 (b)	13	5,391
Morgan Stanley Finance LLC, ELN, 22.00%, 8/21/2026 (b)	5	3,774
Morgan Stanley Finance LLC, ELN, 4.80%, 8/28/2026 (b)	54	4,704
Morgan Stanley Finance LLC, ELN, 8.90%, 8/21/2026 (b)	8	4,766
Morgan Stanley Finance LLC, ELN, 9.60%, 8/21/2026 (b)	40	6,290
		140,609
United States — 1.4%
Goldman Sachs International, ELN, 10.50%, 8/21/2026 (b)	57	3,594
Goldman Sachs International, ELN, 11.20%, 8/21/2026 (b)	15	3,025
Goldman Sachs International, ELN, 11.20%, 8/28/2026 (b)	21	3,945
Goldman Sachs International, ELN, 12.60%, 8/24/2026 (b)	4	1,599
Goldman Sachs International, ELN, 17.40%, 8/24/2026 (b)	6	1,204
Goldman Sachs International, ELN, 17.50%, 8/24/2026 (b)	12	1,502

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Goldman Sachs International, ELN, 18.00%, 8/28/2026 (b)	26	12,907
Goldman Sachs International, ELN, 20.80%, 8/21/2026 (b)	18	3,746
Goldman Sachs International, ELN, 5.10%, 8/21/2026 (b)	22	4,126
Goldman Sachs International, ELN, 7.50%, 8/21/2026 (b)	46	3,646
Goldman Sachs International, ELN, 8.60%, 8/21/2026 (b)	14	4,215
Morgan Stanley Finance LLC, ELN, 10.20%, 8/31/2026 (b)	18	4,883
Morgan Stanley Finance LLC, ELN, 10.40%, 8/31/2026 (b)	6	1,643
Morgan Stanley Finance LLC, ELN, 10.70%, 8/31/2026 (b)	9	1,765
Morgan Stanley Finance LLC, ELN, 11.50%, 8/7/2026 (b)	33	6,208
Morgan Stanley Finance LLC, ELN, 12.00%, 8/7/2026 (b)	54	7,173
Morgan Stanley Finance LLC, ELN, 12.60%, 8/10/2026 (b)	5	2,305
Morgan Stanley Finance LLC, ELN, 13.90%, 8/31/2026 (b)	12	1,874
Morgan Stanley Finance LLC, ELN, 14.20%, 8/7/2026 (b)	46	5,143
Morgan Stanley Finance LLC, ELN, 18.20%, 8/10/2026 (b)	9	3,315
Morgan Stanley Finance LLC, ELN, 19.50%, 8/31/2026 (b)	3	1,317
Morgan Stanley Finance LLC, ELN, 19.80%, 8/10/2026 (b)	19	1,330
Morgan Stanley Finance LLC, ELN, 20.00%, 8/7/2026 (b)	15	4,051
Morgan Stanley Finance LLC, ELN, 20.90%, 8/31/2026 (b)	7	2,187
Morgan Stanley Finance LLC, ELN, 22.00%, 8/7/2026 (b)	12	3,819
Morgan Stanley Finance LLC, ELN, 4.20%, 8/7/2026 (b)	19	4,006
Morgan Stanley Finance LLC, ELN, 4.90%, 8/7/2026 (b)	18	4,246
Morgan Stanley Finance LLC, ELN, 5.50%, 8/7/2026 (b)	8	8,601
Morgan Stanley Finance LLC, ELN, 8.50%, 8/31/2026 (b)	19	1,833
Morgan Stanley Finance LLC, ELN, 8.70%, 8/17/2026 (b)	5	2,796
Societe Generale SA, ELN, 9.10%, 8/28/2026 (b)	54	5,649
Wells Fargo Bank NA, ELN, 9.20%, 8/7/2026 (b)	54	4,531
		122,184
Total Equity Linked Notes (Cost $639,390)		616,893
Commercial Mortgage-Backed Securities — 4.5%
United States — 4.5%
BANK
Series 2017-BNK4, Class D, 3.36%, 5/15/2050 (c)	2,575	1,696
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	2,500	1,961
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (c) (l)	2,000	741
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,000	1,189
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (c)	4,000	3,061
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (c) (l)	2,500	1,759
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (c) (l)	8,500	7,796
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (c)	2,210	1,866
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,534	398
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (l)	7,500	5,561
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	1,000	791
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	1,000	795
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (l)	6,000	5,331
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	1,350	1,000

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (c)	3,000	2,228
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.54%, 2/15/2050 (c) (l)	2,887	2,151
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	975	351
Series 2019-B9, Class F, 3.74%, 3/15/2052 (c) (l)	6,590	3,040
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	4,000	2,149
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	10,994
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,409
Series 2026-V20, Class XA, IO, 1.22%, 2/15/2059 (l)	12,993	629
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	1,415	530
Series 2026-B43, Class XB, IO, 0.48%, 4/15/2063 (l)	7,050	284
Series 2026-B43, Class XA, IO, 1.03%, 4/15/2063 (l)	6,253	430
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	4,391	2,613
BMO Mortgage Trust Series 2026-C14, Class XA, IO, 1.13%, 2/15/2059 (l)	1,167	90
BX Mortgage Trust Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (c) (l)	475	465
Cantor Commercial Real Estate Lending Series 2019-CF3, Class C, 3.58%, 1/15/2053 (l)	3,455	2,581
CD Mortgage Trust
Series 2016-CD2, Class C, 4.13%, 11/10/2049 (l)	750	442
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	3,800	3,730
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	2,200	1,646
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	1,831	1,725
Series 2017-CD6, Class C, 4.26%, 11/13/2050 (l)	1,371	1,293
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (c) (l)	2,000	1,700
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	1,790	1,084
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.24%, 11/10/2049 (c) (l)	1,000	766
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (c) (l)	1,500	1,181
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.38%, 2/10/2048 (c) (l)	1,243	1,223
Series 2015-GC29, Class C, 3.97%, 4/10/2048 (l)	2,000	1,780
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	25	24
Series 2016-C1, Class D, 4.76%, 5/10/2049 (c) (l)	4,975	4,735
Series 2016-C2, Class D, 3.25%, 8/10/2049 (c) (l)	1,000	961
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	1,325	980
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	868
Series 2017-P7, Class C, 4.42%, 4/14/2050 (l)	3,295	2,865
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	2,556
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (c) (l)	2,500	2,449
Commercial Mortgage Trust
Series 2014-CR15, Class C, 3.86%, 2/10/2047 (l)	989	978
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	4,100	2,663
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (c)	2,500	1,331
Series 2015-CR22, Class D, 3.59%, 3/10/2048 (c) (l)	2,300	1,698
Series 2015-LC21, Class D, 4.29%, 7/10/2048 (l)	450	424
Series 2015-CR25, Class D, 3.07%, 8/10/2048 (l)	176	169
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	1,220	1,182
Series 2015-CR27, Class D, 3.52%, 10/10/2048 (c) (l)	500	435
Series 2015-CR26, Class D, 3.68%, 10/10/2048 (l)	2,500	2,030

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2015-LC23, Class D, 3.71%, 10/10/2048 (c) (l)	2,750	2,420
Series 2015-LC23, Class E, 3.71%, 10/10/2048 (c) (l)	1,500	1,219
Series 2016-CR28, Class C, 4.58%, 2/10/2049 (l)	2,000	1,902
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (c) (l)	2,000	611
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class D, 4.03%, 9/15/2050 (c) (l)	720	545
Series 2018-C14, Class C, 4.88%, 11/15/2051 (l)	3,537	3,066
Series 2018-C14, Class D, 4.88%, 11/15/2051 (c) (l)	2,973	2,136
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.45%, 8/10/2049 (c) (l)	3,570	1,963
Series 2016-C3, Class E, 4.20%, 8/10/2049 (c) (l)	1,250	437
FHLMC
Series 2025-MN11, Class M1, 5.27%, 7/25/2045 (c) (l)	2,638	2,633
Series 2025-MN11, Class M2, 6.27%, 7/25/2045 (c) (l)	3,772	3,754
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.12%, 7/25/2041 (c) (l)	2,000	2,011
Series 2025-MN10, Class M2, 6.47%, 2/25/2045 (c) (l)	2,500	2,514
Series 2025-MN11, Class B1, 8.02%, 7/25/2045 (c) (l)	1,660	1,675
Series 2025-MN12, Class B1, 8.12%, 11/25/2045 (c) (l)	3,700	3,722
Series 2026-MN13, Class M2, 6.57%, 3/25/2046 (c) (l)	2,810	2,833
Series 2026-MN14, Class M1, 5.32%, 6/25/2046 (c) (l)	281	281
Series 2026-MN14, Class M2, 6.32%, 6/25/2046 (c) (l)	2,100	2,107
Series 2021-MN1, Class M1, 5.62%, 1/25/2051 (c) (l)	60	60
Series 2021-MN1, Class M2, 7.37%, 1/25/2051 (c) (l)	10,750	10,932
Series 2021-MN1, Class B1, 11.37%, 1/25/2051 (c) (l)	2,650	2,916
Series 2021-MN3, Class M1, 5.92%, 11/25/2051 (c) (l)	417	417
FHLMC, Multi-Class Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	695
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN5, Class B1, 13.12%, 11/25/2042 (c) (l)	8,302	9,857
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC04, Class X1, IO, 1.27%, 12/25/2026 (l)	5,584	24
Series K084, Class X3, IO, 2.24%, 11/25/2028 (l)	6,000	284
Series K090, Class X3, IO, 2.31%, 10/25/2029 (l)	1,750	102
Series K-1516, Class X1, IO, 1.50%, 5/25/2035 (l)	5,654	556
Series Q012, Class X, IO, 3.94%, 9/25/2035 (l)	17,539	2,338
Series K061, Class X3, IO, 1.88%, 12/25/2044 (l)	1,457	9
Series K060, Class X3, IO, 1.90%, 12/25/2044 (l)	1,000	4
Series K087, Class X3, IO, 2.27%, 1/25/2046 (l)	17,957	875
Series K089, Class X3, IO, 2.30%, 1/25/2046 (l)	22,283	1,207
Series K102, Class X3, IO, 1.89%, 12/25/2046 (l)	1,180	68
Series K088, Class X3, IO, 2.35%, 2/25/2047 (l)	10,130	548
Series K093, Class X3, IO, 2.21%, 5/25/2047 (l)	15,000	844
Series K116, Class X3, IO, 3.02%, 9/25/2047 (l)	10,500	1,077
Series K108, Class X3, IO, 3.49%, 4/25/2048 (l)	16,575	1,748
FIVE Mortgage Trust Series 2023-V1, Class A3, 5.67%, 2/10/2056 (l)	800	807
FNMA ACES
Series 2019-M11, Class X1, IO, 0.99%, 6/25/2029 (l)	3,238	63
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (l)	80,728	3,403

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (l)	22,203	661
FREMF Mortgage Trust
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (c) (l)	186	181
Series 2017-KF33, Class B, 6.30%, 6/25/2027 (c) (l)	566	554
Series 2018-KF43, Class B, 5.90%, 1/25/2028 (c) (l)	1,288	1,260
Series 21K-F116, Class CS, 10.03%, 6/25/2028 (c) (l)	4,599	4,574
Series 2018-KF50, Class B, 5.65%, 7/25/2028 (c) (l)	293	287
Series 2019-KG01, Class B, 4.34%, 4/25/2029 (c) (l)	4,765	4,355
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	220,182	470
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	24,011	18,853
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	32,681	76
Series 2022-KF132, Class CS, 10.03%, 2/25/2032 (c) (l)	7,212	6,720
Series 2023-KF149, Class CS, 9.78%, 12/25/2032 (c) (l)	6,831	6,947
Series 2017-K724, Class D, PO, 12/25/2049 (c)	723	597
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (c)	723	1
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (l)	3,844	—
Series 2025-138, Class A, 4.75%, 5/16/2056	762	745
Series 2026-23, Class A, 4.50%, 1/16/2060	2,090	2,022
Series 2021-169, IO, 1.11%, 6/16/2061 (l)	10,427	837
Series 2021-178, Class SA, IF, IO, 0.03%, 10/16/2061 (l)	10,809	379
Series 2020-2, IO, 0.59%, 3/16/2062 (l)	6,030	249
Series 2020-89, Class IA, IO, 1.16%, 4/16/2062 (l)	3,073	244
Series 2021-13, IO, 0.97%, 6/16/2062 (l)	11,282	726
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (l)	1,669	131
Series 2021-48, Class FT, 3.97%, 12/16/2062 (l)	1,156	1,026
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	51,846	2,633
Series 2024-32, IO, 0.70%, 6/16/2063 (l)	49,007	2,533
Series 2025-78, IO, 1.00%, 11/16/2063 (l)	73,317	5,378
Series 2022-7, Class SA, IF, IO, 0.03%, 2/16/2064 (l)	14,091	512
Series 2025-206, IO, 0.80%, 4/16/2064 (l)	16,360	995
Series 2026-133, IO, 0.83%, 4/16/2065 (l)	7,300	456
Series 2025-21, IO, 0.95%, 4/16/2065 (l)	24,353	1,719
Series 2026-95, IO, 0.83%, 7/16/2065 (l)	9,400	575
Series 2025-42, IO, 0.53%, 11/16/2065 (l)	22,268	1,008
Series 2025-112, IO, 0.57%, 3/16/2066 (l)	18,059	882
Series 2025-202, IO, 0.72%, 9/16/2067 (l)	7,103	497
Series 2025-183, IO, 0.73%, 10/16/2067 (l)	7,343	486
Series 2026-23, Class AC, 5.00%, 11/16/2067 (l)	1,095	1,112
Series 2026-56, Class AJ, 5.00%, 11/16/2068 (l)	1,824	1,848
Series 2026-56, Class AK, 5.00%, 11/16/2068 (l)	1,825	1,837
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	5,423	413
GS Mortgage Securities Trust
Series 2015-GC28, Class D, 4.42%, 2/10/2048 (c) (l)	1,053	1,023
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	2,750	2,336
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (c)	1,750	1,204
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	762

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-GS6, Class C, 4.32%, 5/10/2050 (l)	4,330	3,256
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (c)	3,800	2,716
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	2,250	1,455
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (c) (l)	2,824	2,119
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (c) (l)	3,400	3,372
Series 2025-200P, Class B, 5.44%, 3/14/2047 (c) (l)	1,400	1,369
Series 2025-200P, Class C, 5.73%, 3/14/2047 (c) (l)	1,700	1,663
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class C, 4.00%, 1/15/2048 (l)	1,926	1,849
Series 2015-C33, Class C, 4.80%, 12/15/2048 (l)	5,664	5,451
Series 2016-C1, Class D2, 4.26%, 3/17/2049 (c) (l)	1,465	1,258
Series 2016-C1, Class C, 4.76%, 3/17/2049 (l)	5,000	4,840
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (c) (l)	7,577	6,221
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.21%, 12/15/2049 (c) (l)	2,514	1,514
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.56%, 8/15/2049 (c) (l)	4,500	2,139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (c)	1,500	1,339
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	1,174	1,157
Series 2016-C31, Class D, 3.00%, 11/15/2049 (c) (l)	2,415	1,883
Series 2016-C31, Class C, 4.21%, 11/15/2049 (l)	1,440	1,358
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (c) (l)	730	603
Series 2018-L1, Class E, 3.00%, 10/15/2051 (c)	5,486	4,460
Series 2019-L2, Class D, 3.00%, 3/15/2052 (c)	7,075	5,599
Series 2019-L2, Class E, 3.00%, 3/15/2052 (c)	2,575	1,937
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (c)	10,000	6,393
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	4,000	1,881
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	17,000	7,138
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (c) (l)	3,433	3,464
Series 2020-01, Class M10, 7.48%, 3/25/2050 (c) (l)	7,262	7,362
Series 2024-01, Class M10, 7.47%, 7/25/2054 (c) (l)	5,000	5,192
Series 2025-01, Class M1, 6.02%, 5/25/2055 (c) (l)	3,396	3,439
Series 2025-01, Class M2, 6.72%, 5/25/2055 (c) (l)	4,410	4,476
Series 2025-01, Class B1, 8.82%, 5/25/2055 (c) (l)	1,800	1,891
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (c) (l)	5,000	3,610
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	8,925	9,273
UBS Commercial Mortgage Trust Series 2018-C9, Class B, 4.57%, 3/15/2051 (l)	2,430	1,776
VASA Trust Series 2021-VASA, Class G, 8.79%, 7/15/2039 (c) (l)	1,360	1,128
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (l)	746	729
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (l)	101	96
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (l)	147	136
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (c) (l)	1,500	1,251

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2015-C28, Class D, 4.13%, 5/15/2048 (l)	1,655	1,616
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	5,000	4,798
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	1,700	1,384
Series 2018-C43, Class D, 3.00%, 3/15/2051 (c)	1,250	1,079
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	1,517	1,210
Series 2019-C52, Class XA, IO, 1.54%, 8/15/2052 (l)	5,349	202
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	1,700	1,556
Series 2014-C22, Class D, 3.75%, 9/15/2057 (c) (l)	5,505	2,835
Total Commercial Mortgage-Backed Securities (Cost $430,693)		393,047
Foreign Government Securities — 3.8%
Angola — 0.2%
Republic of Angola
8.00%, 11/26/2029 (a) (c)	672	686
9.24%, 1/15/2031 (c)	3,900	4,080
9.24%, 1/15/2031 (b)	400	419
8.75%, 4/14/2032 (b)	1,670	1,703
9.38%, 3/31/2033 (c)	1,000	1,028
9.88%, 10/15/2035 (c)	1,600	1,681
9.88%, 10/15/2035 (b)	693	728
9.88%, 3/31/2037 (c)	1,000	1,037
9.13%, 11/26/2049 (b)	2,090	1,950
		13,312
Argentina — 0.5%
Argentine Republic
1.00%, 7/9/2029	2,271	2,034
0.75%, 7/9/2030 (i)	3,642	3,181
0.76%, 7/9/2030 (i)	3,980	2,155
4.12%, 7/9/2035 (i)	15,076	11,903
5.00%, 1/9/2038 (i)	9,291	7,665
3.50%, 7/9/2041 (i)	5,045	3,731
4.12%, 7/9/2046 (i)	5,291	3,928
Ciudad Autonoma De Buenos Aires 7.05%, 5/13/2036 (c)	1,400	1,373
Provincia de Cordoba 8.60%, 2/3/2035 (c)	1,991	1,981
Provincia de Neuquen Argentina 7.35%, 8/25/2034 (c)	2,249	2,219
		40,170
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (c)	937	1,035
Bahrain — 0.0% ^
Kingdom of Bahrain
6.75%, 9/20/2029 (b)	200	195
6.63%, 10/6/2037 (c)	2,250	2,024
7.50%, 9/20/2047 (b)	1,590	1,456
		3,675

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Barbados — 0.0% ^
Barbados Government Bond 8.00%, 6/26/2035 (c)	1,931	2,053
Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (c)	1,332	1,378
7.96%, 2/13/2038 (b)	1,000	1,034
8.38%, 1/23/2041 (a) (c)	747	791
		3,203
Bolivia, Plurinational State of — 0.0% ^
Plurinational State of Bolivia 9.45%, 5/14/2031 (c)	4,000	4,060
Brazil — 0.0% ^
Federative Republic of Brazil
5.00%, 1/27/2045	1,230	949
4.75%, 1/14/2050	620	439
7.13%, 5/13/2054 (a)	1,155	1,105
		2,493
Cameroon — 0.0% ^
Republic of Cameroon 9.50%, 7/31/2031 (b)	2,300	2,293
Colombia — 0.3%
Barranquilla Distrito Especial Industrial y Portuario 7.35%, 7/23/2031 (c)	3,020	3,091
Republic of Colombia
3.13%, 4/15/2031	800	704
8.00%, 4/20/2033	2,950	3,181
7.75%, 11/7/2036 (a)	1,700	1,816
7.38%, 9/18/2037	1,000	1,037
6.13%, 1/18/2041	950	862
8.75%, 11/14/2053 (a)	2,000	2,275
8.38%, 11/7/2054 (a)	9,900	10,853
		23,819
Congo, Democratic Republic of the — 0.1%
Republic of Congo
8.75%, 4/16/2032 (c)	1,860	1,915
9.50%, 2/17/2035 (b)	3,800	3,685
9.50%, 5/26/2036 (b)	2,400	2,278
9.50%, 4/16/2037 (c)	1,370	1,428
		9,306
Dominican Republic — 0.2%
Dominican Republic Government Bond
7.05%, 2/3/2031 (c)	1,330	1,383
5.88%, 10/28/2035 (c)	3,980	3,842
6.15%, 5/17/2038 (c)	1,813	1,737
7.45%, 4/30/2044 (b)	900	945
6.85%, 1/27/2045 (b)	500	492
6.50%, 2/15/2048 (b)	1,950	1,844
6.40%, 6/5/2049 (b)	1,050	980

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
7.15%, 2/24/2055 (b)	2,000	2,028
5.88%, 1/30/2060 (c)	880	744
5.88%, 1/30/2060 (b)	620	524
		14,519
Ecuador — 0.3%
Republic of Ecuador
6.90%, 7/31/2030 (b) (i)	1,350	1,345
8.75%, 1/29/2034 (c)	2,393	2,374
6.90%, 7/31/2035 (b) (i)	3,616	3,257
9.25%, 1/29/2039 (c)	9,542	9,497
5.50%, 7/31/2040 (b) (i)	9,412	7,591
		24,064
Egypt — 0.4%
Arab Republic of Egypt
5.88%, 2/16/2031 (b)	5,950	5,700
7.05%, 1/15/2032 (c)	880	866
7.05%, 1/15/2032 (b)	4,450	4,381
7.63%, 5/29/2032 (b)	2,600	2,608
7.30%, 9/30/2033 (b)	2,230	2,181
7.63%, 5/20/2034 (c)	1,842	1,822
8.70%, 3/1/2049 (b)	5,470	5,201
8.70%, 3/1/2049 (c)	1,520	1,445
8.88%, 5/29/2050 (b)	5,150	4,944
8.75%, 9/30/2051 (b)	1,200	1,139
		30,287
El Salvador — 0.1%
Republic of El Salvador
9.25%, 4/17/2030 (c)	1,395	1,495
9.25%, 4/17/2030 (b)	620	664
9.50%, 7/15/2052 (b)	1,250	1,400
9.65%, 11/21/2054 (c)	1,628	1,856
		5,415
Gabon — 0.1%
Gabonese Republic
9.50%, 2/18/2029 (b)	1,900	1,854
6.63%, 2/6/2031 (b)	3,406	3,004
9.38%, 8/5/2033 (c)	4,810	4,205
		9,063
Ghana — 0.1%
Republic of Ghana
5.00%, 7/3/2035 (c) (i)	2,110	1,931
5.00%, 7/3/2035 (b) (i)	3,600	3,295
		5,226

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Honduras — 0.1%
Republic of Honduras
8.63%, 11/27/2034 (a) (c)	1,190	1,358
8.63%, 11/27/2034 (b)	1,600	1,827
6.40%, 7/29/2036 (c)	1,358	1,354
		4,539
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	933	925
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	858
6.13%, 6/15/2033 (b)	5,240	5,094
8.08%, 4/1/2036 (c)	1,383	1,470
8.25%, 1/30/2037 (c)	532	574
6.75%, 2/25/2041 (c)	1,346	1,266
		9,262
Jordan — 0.1%
Hashemite Kingdom of Jordan
5.75%, 11/12/2032 (c)	3,075	2,991
7.38%, 10/10/2047 (b)	2,770	2,679
		5,670
Kenya — 0.1%
Republic of Kenya
9.75%, 2/16/2031 (c)	1,646	1,746
7.88%, 10/9/2033 (c)	800	782
9.50%, 3/5/2036 (c)	2,316	2,389
8.80%, 10/9/2038 (c)	3,328	3,236
8.80%, 10/9/2038 (b)	1,100	1,069
8.70%, 2/26/2039 (b)	1,300	1,249
		10,471
Kyrgyzstan — 0.0% ^
Kyrgyz Republic International Bond 7.75%, 6/3/2030 (c)	1,960	1,977
Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (b) (k)	6,465	1,729
6.60%, 11/27/2026 (b) (k)	6,004	1,606
6.85%, 3/23/2027 (b) (k)	10,414	2,836
6.65%, 11/3/2028 (b) (k)	4,239	1,146
6.65%, 2/26/2030 (b) (k)	5,340	1,458
		8,775
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	734
Nigeria — 0.1%
Federal Republic of Nigeria
9.63%, 6/9/2031 (b)	400	446

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Nigeria—continued
7.38%, 9/28/2033 (b)	1,620	1,657
10.38%, 12/9/2034 (b)	1,300	1,549
8.63%, 1/13/2036 (b)	1,500	1,632
9.13%, 1/13/2046 (c)	2,490	2,754
7.63%, 11/28/2047 (b)	1,200	1,168
7.63%, 11/28/2047 (c)	1,290	1,256
8.25%, 9/28/2051 (b)	2,000	2,027
		12,489
Pakistan — 0.1%
Islamic Republic of Pakistan
6.98%, 4/24/2029 (c)	1,000	985
7.38%, 4/8/2031 (c)	554	543
7.38%, 4/8/2031 (b)	1,350	1,323
8.88%, 4/8/2051 (b)	4,797	4,716
Pakistan Water & Power Development Authority 7.50%, 6/4/2031 (b)	634	613
		8,180
Paraguay — 0.0% ^
Republic of Paraguay
6.10%, 8/11/2044 (b)	1,000	983
5.40%, 3/30/2050 (b)	1,700	1,493
6.65%, 3/4/2055 (c)	1,541	1,578
		4,054
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	962
Senegal — 0.0% ^
Republic of Senegal 7.75%, 6/10/2031 (b)	1,310	704
South Africa — 0.2%
Republic of South Africa
7.10%, 11/19/2036 (b)	3,600	3,765
6.13%, 12/11/2037 (c)	515	492
5.00%, 10/12/2046	700	527
6.30%, 6/22/2048	2,700	2,377
5.75%, 9/30/2049	2,170	1,761
7.30%, 4/20/2052	600	581
7.95%, 11/19/2054 (c)	2,514	2,607
7.25%, 12/11/2055 (c)	1,034	986
		13,096
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	898	862
3.35%, 3/15/2033 (c) (i)	1,366	1,293
3.60%, 6/15/2035 (c) (i)	1,800	1,480
3.60%, 6/15/2035 (b) (i)	2,100	1,727
		5,362

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Suriname — 0.0% ^
Suriname Government International Bond
7.70%, 11/6/2030 (c)	1,975	2,027
8.50%, 11/6/2035 (c)	2,000	2,154
		4,181
Turkey — 0.1%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	3,146	3,375
Republic of Turkiye (The)
9.38%, 1/19/2033	1,618	1,805
7.63%, 5/15/2034	1,300	1,334
6.00%, 1/14/2041	1,040	887
5.75%, 5/11/2047	620	479
		7,880
Ukraine — 0.2%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (i)	1,945	1,648
4.00%, 2/1/2032 (c) (i)	2,961	2,454
0.00%, 2/1/2034 (c) (i)	2,700	1,536
4.50%, 2/1/2034 (b) (i)	4,530	3,164
0.00%, 2/1/2035 (b) (i)	5,570	3,335
4.50%, 2/1/2035 (c) (i)	2,450	1,680
0.00%, 2/1/2036 (b) (i)	8,340	4,973
4.50%, 2/1/2036 (b) (i)	3,385	2,307
		21,097
Venezuela, Bolivarian Republic of — 0.2%
Bolivarian Republic of Venezuela
8.25%, 10/13/2024 (b) (k)	7,050	3,250
7.65%, 4/21/2025 (b) (k)	8,430	3,800
11.75%, 10/21/2026 (b) (k)	6,920	3,801
9.25%, 5/7/2028 (b) (k)	700	341
11.95%, 8/5/2031 (b) (k)	3,660	2,003
		13,195
Zambia — 0.0% ^
Republic of Zambia 5.75%, 6/30/2033 (c) (i)	867	846
Total Foreign Government Securities (Cost $307,544)		328,392
Collateralized Mortgage Obligations — 3.4%
United States — 3.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.16%, 2/25/2035 (l)	2	2
Series 2005-2, Class 3A1, 6.48%, 6/25/2035 (l)	167	167
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	5	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2	2
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	8	8
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	2

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	3	3
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	5	5
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	12	12
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	202	191
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	264	245
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	843	825
Series 2005-J2, Class 1A5, 4.34%, 4/25/2035 (l)	—	—
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,512	1,261
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	182	151
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	602	507
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	335	239
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,490	1,120
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	71	55
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	759	594
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	250	218
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	634	552
Series 2005-J14, Class A3, 5.50%, 12/25/2035	188	107
Series 2005-J14, Class A7, 5.50%, 12/25/2035	995	564
Series 2005-J14, Class A8, 5.50%, 12/25/2035	831	471
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	248	130
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	77	50
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	409	296
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,051	525
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	374	194
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	182	87
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,049	882
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	130	64
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	131	61
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 4.38%, 3/25/2037 (l)	3,618	1,245
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (c) (l)	6,250	5,775
Series 2019-6, Class B3, 5.99%, 11/25/2059 (c) (l)	1,333	1,159
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	207	180
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	274	250
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	480	443
Series 2006-5, Class CB7, 6.00%, 6/25/2046	171	148
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	49	39
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	867	695
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	20	19
Series 2006-A, Class 1A1, 5.60%, 2/20/2036 (l)	194	185
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	126	110
Series 2007-5, Class 4A1, 4.21%, 7/25/2037 (l)	1,649	1,158
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.25%, 2/25/2034 (l)	137	135

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	75	61
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.16%, 2/25/2034 (l)	83	79
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 4.84%, 10/25/2034 (l)	158	143
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.26%, 6/25/2063 (c) (l)	1,263	1,258
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,040	397
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	303
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	174	83
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	62	34
Series 2004-25, Class 2A1, 4.52%, 2/25/2035 (l)	1,308	1,210
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	888	501
Series 2005-31, Class 2A1, 4.34%, 1/25/2036 (l)	404	376
Series 2005-30, Class A5, 5.50%, 1/25/2036	98	55
Series 2006-HYB1, Class 2A2C, 4.45%, 3/20/2036 (l)	922	885
Series 2006-HYB2, Class 2A1B, 4.42%, 4/20/2036 (l)	320	300
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	61	26
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	941	348
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	119
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,586	783
Series 2007-2, Class A2, 6.00%, 3/25/2037	94	36
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	330
Series 2007-10, Class A4, 5.50%, 7/25/2037	98	37
Series 2007-13, Class A4, 6.00%, 8/25/2037	206	89
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,807	709
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	118
Series 2006-OA5, Class 2A1, 4.24%, 4/25/2046 (l)	1,305	1,172
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	29	27
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	48	46
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	80	78
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (k)	25	24
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (k)	38	36
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	62	59
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	75	72
Series 2025-10, Class CERT, 0.00%, 1/20/2032 ‡ (c)	81	78
Series 2026-1, Class CERT, 0.00%, 2/20/2032 ‡ (c)	102	99
Series 2026-2, Class CERT, 0.00%, 3/20/2032 ‡ (c)	92	87
Series 2026-3, Class CERT, 0.00%, 4/20/2032 ‡ (c)	206	199
Series 2026-4, Class CERT, 0.00%, 5/20/2032 ‡ (c)	414	408
Series 2026-5, Class CERT, 0.00%, 6/20/2032 ‡ (c)	1,861	1,881
Series 2026-6, Class CERT, 0.00%, 7/20/2032 ‡ (c)	2,389	2,485
Series 2026-7, Class CERT, 0.00%, 8/20/2032 ‡ (c)	1,088	1,134
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (k)	68	64
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	261	223

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	57	40
Series 2006-AR3, Class 1A1A, 5.31%, 6/25/2036 (l)	704	666
Series 2006-AR5, Class 1A5A, 4.61%, 7/25/2036 (l)	237	237
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 5.75%, 9/25/2035 (l)	92	94
Series 2006-8, Class A3, 4.19%, 10/25/2035 (c) (l)	415	173
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (c) (l)	2,500	1,808
Series 2021-5, Class B2, 4.26%, 11/26/2066 (c) (l)	2,247	1,839
Series 2022-1, Class B2, 4.15%, 12/27/2066 (c) (l)	2,581	2,238
Series 2023-4, Class A1, 7.16%, 10/25/2068 (c) (i)	2,151	2,153
Connecticut Avenue Securities Series 2025-R01, Class 1B1, 5.32%, 1/25/2045 (c) (l)	1,600	1,603
Connecticut Avenue Securities Trust
Series 2019-R06, Class 2B1, 7.48%, 9/25/2039 (c) (l)	3,317	3,330
Series 2019-R07, Class 1B1, 7.13%, 10/25/2039 (c) (l)	6,212	6,243
Series 2019-HRP1, Class B1, 12.98%, 11/25/2039 (c) (l)	3,518	3,604
Series 2020-R02, Class 2B1, 6.73%, 1/25/2040 (c) (l)	7,158	7,216
Series 2020-R01, Class 1B1, 6.98%, 1/25/2040 (c) (l)	1,000	1,009
Series 2021-R01, Class 1B1, 6.72%, 10/25/2041 (c) (l)	5,200	5,224
Series 2024-R02, Class 1M2, 5.42%, 2/25/2044 (c) (l)	7,000	7,056
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	67
Series 2004-AR4, Class 2A1, 4.88%, 5/25/2034 (l)	72	70
Series 2004-AR4, Class 4A1, 5.63%, 5/25/2034 (l)	537	546
Series 2004-AR5, Class 6A1, 5.39%, 6/25/2034 (l)	92	91
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	498	491
Series 2005-4, Class 2A5, 4.39%, 6/25/2035 (l)	1,663	1,040
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	208	141
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.19%, 10/25/2026 (l)	18	16
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	304	131
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (c) (l)	4,502	3,432
Series 2021-4, Class B1, 4.16%, 11/25/2066 (c) (l)	6,000	4,855
Series 2021-4, Class B2, 4.46%, 11/25/2066 (c) (l)	6,508	5,220
Series 2022-1, Class B1, 4.25%, 1/25/2067 (c) (l)	3,000	2,448
Series 2022-1, Class B2, 4.25%, 1/25/2067 (c) (l)	5,640	4,285
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.49%, 2/25/2020 (l)	8	8
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.30%, 8/19/2045 (l)	914	808
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	159,757	—
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B2, 8.62%, 8/25/2033 (c) (l)	3,150	3,752
Series 2021-DNA2, Class B2, 9.62%, 8/25/2033 (c) (l)	3,000	3,753
Series 2021-HQA2, Class B2, 9.07%, 12/25/2033 (c) (l)	1,200	1,453
Series 2021-DNA5, Class B2, 9.12%, 1/25/2034 (c) (l)	4,000	4,876
Series 2021-DNA6, Class B2, 11.12%, 10/25/2041 (c) (l)	400	406

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2022-DNA2, Class M2, 7.37%, 2/25/2042 (c) (l)	10,000	10,150
Series 2023-HQA2, Class M2, 7.47%, 6/25/2043 (c) (l)	2,800	2,928
Series 2026-DNA2, Class B1, 5.72%, 3/25/2046 (c) (l)	1,550	1,572
Series 2020-DNA5, Class B2, 15.12%, 10/25/2050 (c) (l)	3,040	4,150
Series 2021-DNA1, Class B2, 8.37%, 1/25/2051 (c) (l)	3,800	4,262
FHLMC, REMIC
Series 5516, Class BZ, 5.50%, 3/25/2055	2,378	2,292
Series 5623, Class ZA, 5.50%, 2/25/2056	181	178
Series 5632, Class UZ, 5.50%, 2/25/2056	772	709
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	5	—
FNMA, Connecticut Avenue Securities Series 2016-C06, Class 1B, 12.98%, 4/25/2029 (l)	1,473	1,499
FNMA, REMIC
Series 2025-98, Class UZ, 6.00%, 8/25/2054	404	401
Series 2025-106, Class UZ, 5.50%, 12/25/2055	400	388
Series 2026-11, Class SB, IF, 4.15%, 3/25/2056 (l)	449	381
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (c) (l)	3,000	2,673
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.44%, 8/19/2034 (l)	128	117
Series 2005-AR1, Class 3A, 3.84%, 3/18/2035 (l)	31	29
GNMA
Series 2025-208, Class ZG, 4.50%, 12/20/2055	1,848	1,760
Series 2026-2, Class AZ, 4.50%, 1/20/2056	563	510
Series 2026-2, Class GZ, 4.50%, 1/20/2056	1,646	1,437
Series 2026-3, Class ZH, 5.50%, 1/20/2056	1,031	1,019
Series 2026-25, Class GP, 6.50%, 2/20/2056	12,721	12,695
Series 2026-51, Class SN, IF, IO, 2.05%, 3/20/2056 (l)	23,543	1,076
Series 2026-121, Class SD, IF, IO, 1.07%, 6/20/2056 (l)	6,643	476
Series 2025-H19, IO, 1.03%, 9/20/2075 (l)	3,272	284
Series 2026-H15, IO, 1.00%, 10/20/2075 (l)	9,225	709
Series 2026-H11, IO, 0.94%, 4/20/2076 (l)	6,198	563
GS Mortgage-Backed Securities Trust
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (c) (l)	2,043	2,043
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (c) (l)	4,447	4,448
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (c) (l)	1,195	111
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	106	79
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	116	78
Series 2005-AR3, Class 6A1, 4.02%, 5/25/2035 (l)	44	32
Series 2005-AR4, Class 3A5, 4.47%, 7/25/2035 (l)	707	364
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	355	330
Series 2005-AR7, Class 6A1, 4.09%, 11/25/2035 (l)	290	254
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	460	169
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	745	274
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	307	281
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	187	108
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 4.40%, 8/19/2045 (l)	80	77

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Impac CMB Trust
Series 2004-10, Class 2A, 4.48%, 3/25/2035 (l)	243	230
Series 2005-2, Class 1A2, 4.46%, 4/25/2035 (l)	127	126
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	128	83
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.32%, 9/25/2037 (l)	1,150	1,009
Series 2007-3, Class A1C, 4.56%, 9/25/2037 (l)	1,927	1,698
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.52%, 4/25/2035 (l)	102	95
Series 2005-AR14, Class 2A1A, 4.44%, 7/25/2035 (l)	540	408
Series 2007-AR21, Class 6A1, 3.39%, 9/25/2037 (l)	3,428	1,991
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 3.44%, 12/25/2034 (l)	16	14
Series 2005-A3, Class 6A6, 5.13%, 6/25/2035 (l)	70	70
Series 2005-A6, Class 1A2, 5.42%, 9/25/2035 (l)	59	59
Series 2005-A8, Class 1A1, 4.70%, 11/25/2035 (l)	52	40
Series 2005-A8, Class 4A1, 4.72%, 11/25/2035 (l)	868	691
Series 2006-A7, Class 2A4, 4.38%, 1/25/2037 (l)	248	206
Series 2007-S1, Class 2A17, 4.17%, 3/25/2037 (l)	3,541	895
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 7.25%, 7/25/2061 (c) (i)	3,242	3,245
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (c) (i)	2,409	2,411
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	554	287
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,386	2,430
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (i)	480	480
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	238	237
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	48	44
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	186	75
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	331	204
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 4.60%, 4/25/2035 (l)	72	66
Series 2006-1, Class 2A1, 5.09%, 2/25/2036 (l)	308	302
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	144	48
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (c) (l)	1,086	1,034
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	189	169
Series 2004-9, Class 1A, 5.33%, 11/25/2034 (l)	226	221
Series 2005-4, Class 1A, 5.00%, 8/25/2035	9	8
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (i)	2,779	2,782
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (c) (l)	2,500	2,194
Series 2019-NQM4, Class B2, 5.06%, 9/25/2059 (c) (l)	4,000	3,668
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (c) (l)	2,433	2,404
Series 2026-NQM5, Class A1, 5.18%, 4/25/2066 (c) (l)	754	747

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2026-NQM6, Class A1, 5.29%, 5/25/2066 (c) (l)	3,041	3,019
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (i)	1	1
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (i)	702	698
OBX Trust
Series 2026-INV3, Class A1, 6.00%, 4/25/2056 (c) (l)	1,484	1,493
Series 2026-INV4, Class A1, 6.00%, 5/25/2056 (c) (l)	3,058	3,069
Series 2026-INV5, Class A1, 6.00%, 8/25/2056 (c) (l)	825	829
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (c) (i)	2,531	2,534
Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (i)	977	963
Series 2026-NQM2, Class A1B, 4.82%, 12/1/2065 (c) (i)	197	194
Series 2026-NQM7, Class A1, 5.22%, 4/25/2066 (c) (l)	3,036	3,018
Series 2026-NQM6, Class A1A, 5.06%, 4/26/2066 (c) (i)	2,989	2,968
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (c) (l)	856	855
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (c) (l)	647	652
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (c) (l)	146	146
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (c) (l)	3,790	3,739
Series 2026-INV2, Class A2, 5.50%, 1/25/2057 (c) (l)	954	937
Series 2026-INV3, Class A1, 6.00%, 2/25/2057 (c) (l)	2,916	2,943
Series 2026-CNF3, Class A1, 5.50%, 4/25/2057 (c) (l)	9,056	8,896
Series 2026-INV6, Class A1, 6.00%, 6/25/2057 (c) (l)	1,018	1,027
Series 2026-INV7, Class A1, 6.00%, 7/25/2057 ‡ (c) (l)	3,100	3,134
Provident Funding Mortgage Trust Series 2025-3, Class A1, 6.00%, 8/25/2055 (c) (l)	4,548	4,541
PRPM LLC Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (i)	1,501	1,501
RALI Trust
Series 2005-QA5, Class A2, 4.52%, 4/25/2035 (l)	460	424
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	350	303
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	589	527
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	725	584
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,135	944
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,223	617
Series 2005-A14, Class A1, 5.50%, 12/25/2035	122	48
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,557	961
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	36	28
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	830	666
Series 2006-SA4, Class 2A1, 5.40%, 11/25/2036 (l)	570	484
Santander Mortgage Asset Receivable Trust
Series 2026-NQMS1, Class A1A, 5.59%, 10/25/2065 (c) (i)	620	618
Series 2026-NQM4, Class A1A, 5.49%, 5/25/2066 (c) (i)	1,581	1,574
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.18%, 7/20/2036 (l)	152	129
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (c) (l)	5,410	4,648
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,600	1,362
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.09%, 2/25/2035 (l)	149	142

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 4.38%, 8/25/2035 (l)	1,323	1,274
Series 2007-AR7, Class 1A1, 5.54%, 5/25/2047 (l)	2,443	2,006
Verus Securitization Trust
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (c) (l)	2,000	1,789
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (c) (l)	1,322	1,153
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (c) (l)	2,500	2,209
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (c) (l)	1,776	1,444
Series 2021-5, Class B1, 3.04%, 9/25/2066 (c) (l)	3,826	2,725
Series 2021-5, Class B2, 3.94%, 9/25/2066 (c) (l)	3,750	2,803
Series 2023-6, Class B1, 7.75%, 9/25/2068 (c) (l)	3,500	3,496
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 5.83%, 10/25/2034 (l)	209	195
Series 2005-AR5, Class A6, 4.87%, 5/25/2035 (l)	642	635
Series 2005-AR16, Class 1A1, 4.38%, 12/25/2035 (l)	218	206
Series 2005-AR14, Class 1A3, 4.63%, 12/25/2035 (l)	556	527
Series 2005-AR14, Class 1A4, 4.63%, 12/25/2035 (l)	371	351
Series 2005-AR18, Class 1A3A, 4.62%, 1/25/2036 (l)	23	22
Series 2006-AR2, Class 1A1, 4.26%, 3/25/2036 (l)	108	99
Series 2004-AR10, Class A1B, 4.68%, 7/25/2044 (l)	273	264
Series 2005-AR15, Class A1A1, 4.36%, 11/25/2045 (l)	18	17
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	277	266
Series 2005-4, Class CB7, 5.50%, 6/25/2035	209	191
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,273	1,220
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	351	339
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	120	88
Series 2007-1, Class 1A7, 4.44%, 2/25/2037 (l)	2,109	1,642
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.29%, 12/25/2036 (l)	57	53
Series 2007-15, Class A1, 6.00%, 11/25/2037	45	44
Total Collateralized Mortgage Obligations (Cost $331,084)		297,868
Loan Assignments — 2.8% (o)
Canada — 0.0% ^
1011778 BC ULC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 5.39%, 9/20/2030 (e)	374	374
Garda World Security Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.51%, 2/1/2029 (e)	902	900
Knowlton Development Corp., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.25%, 8/15/2028 (e)	556	558
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/16/2030 (e)	606	607
St. George's University Scholastic Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 2/12/2029 (e)	483	479
		2,918
Cayman Islands — 0.0% ^
Stonepeak Motion Finco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.50%), 6.34%, 6/24/2033 (e) (p)	3,955	3,955
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 6.88%), 10.62%, 5/30/2031 (e)	152	154

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.75%), 6.70%, 4/30/2030 (e)	519	521
Luxembourg — 0.1%
INEOS US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.89%, 2/18/2030 (e)	5,013	4,741
United Kingdom — 0.1%
Connect Finco SARL, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.23%, 9/13/2029 (e)	297	298
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.17%, 12/2/2031 (e)	4,723	4,737
		5,035
United States — 2.6%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.89%, 10/8/2030 (e)	8,060	7,811
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 4/20/2028 (e)	2,503	2,502
Acuren Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 7/30/2031 (e)	471	472
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 1/31/2031 (e)	2,575	2,574
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/3/2031 (e)	5,595	5,541
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 9/20/2032 (e)	517	518
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.14%, 9/19/2031 (e)	313	312
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 8/20/2032 (e)	996	999
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 11/23/2028 (e)	336	335
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (e)	3,023	3,026
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.11%, 2/1/2030 (e)	219	211
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.68%, 12/13/2029 (e)	727	727
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 5/16/2033 (e)	639	640
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.08%, 12/6/2027 (e)	225	225
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 5/30/2033 (e)	613	612
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 9/19/2030 (e)	2,208	2,152
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.57%, 2/23/2033 (e) (p)	930	871
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 2/16/2032 (e)	784	778
AWS Claire's LLC, 1st Lien Term Loan 10.00%, 9/18/2030 ‡	144	144
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 12/20/2029 (e)	352	352
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 5/14/2029 (e)	157	158
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 1/15/2031 (e)	502	503
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 1/30/2032 (e)	610	612
BCPE Lightning Buyer, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.25%), 6.96%, 7/25/2033 (e) (p)	834	833
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 11/25/2031 (e)	3,966	3,885
Belron Finance 2019 LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.42%, 10/16/2031 (e)	2,068	2,064
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 5/31/2028 (e)	250	251
Blackfin Pipeline LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.75%, 9/29/2032 (e)	547	548
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 10/31/2030 (e)	313	313
Bond US Bidco 1, Inc., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 3.50%), 7.24%, 6/29/2033 (e)	560	562
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 7/30/2031 (e)	716	651
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 11/22/2032 (e)	483	484
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 2/6/2030 (e)	559	538
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 2/6/2031 (e)	245	233
Calpine Construction Finance Co. LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.39%, 7/31/2030 (e)	562	562
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.64%, 9/8/2032 (e)	631	631
Charlotte Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 6/30/2031 (e)	1,314	1,315

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 12/9/2030 (e)	1,316	1,269
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 12/15/2031 (e)	840	807
Chemours Co. LLC, 1st Lien Term Loan B-4 (12-MONTH CME TERM SOFR + 3.25%), 7.23%, 10/15/2032 (e)	498	496
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.23%, 5/6/2030 (e)	345	346
(1-MONTH CME TERM SOFR + 2.50%), 6.23%, 1/28/2032 (e)	224	224
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.85%, 8/23/2028 (e)	1,483	1,484
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 4/1/2032 (e)	519	495
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 7/2/2029 (e)	322	322
Colossus Acquireco LLC, 1st Lien Term Loan (1-DAY CME TERM SOFR + 1.75%), 5.38%, 7/30/2032 (e)	641	638
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.60%, 5/17/2028 (e)	4,470	3,831
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 12/15/2027 (e)	363	363
CPI Holdco B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.64%, 5/19/2031 (e)	477	476
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 8/20/2031 (e) (p)	816	816
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 10/1/2031 (e)	637	636
DaVita, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 1.75%), 5.39%, 5/9/2031 (e)	605	605
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 2/4/2033 (e)	3,972	3,693
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.32%, 10/6/2031 (e)	4,050	3,923
Dycom Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.40%, 1/27/2033 (e)	325	325
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 6/12/2031 (e)	453	451
Elanco Animal Health, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 1.75%), 5.43%, 10/29/2032 (e)	147	147
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 8/4/2031 (e) (p)	3,318	3,317
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (e)	905	905
Endo Finance Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 4/23/2031 (e)	591	591
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 7/6/2029 (e)	81	81
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.10%, 6/9/2028 (e)	535	534
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.53%, 6/30/2028 (e)	548	547
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.13%, 11/30/2029 (e)	230	220
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 ‡ (k) (l)	126	1
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 10/31/2031 (e)	3,322	3,314
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (e)	5,834	5,836
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 11/16/2029 (e)	484	483
GB AIT Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 4/29/2033 (e)	1,451	1,448
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 4/10/2031 (e)	692	690
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 1/30/2032 (e)	3,185	3,065
Global Medical Response, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.92%, 10/1/2032 (e)	324	325
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 11/9/2029 (e)	487	480
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 1/27/2032 (e)	452	452
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 1/26/2033 (e)	1,673	1,673
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 6/2/2031 (e)	705	663
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 6.76%, 12/1/2028 (e)	361	362
Grifols International Services USA, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.19%, 4/14/2033 (e)	599	600
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 6.98%, 1/31/2030 (e)	538	531
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (e) (p)	6,175	3,381
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (e) (p)	1,205	660

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 6/20/2030 (e)	309	309
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 11/13/2031 (e)	5,163	4,823
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.62%, 5/1/2029 (e)	7,954	7,360
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 10/31/2030 (e)	370	362
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 8/4/2031 (e)	677	679
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 9/20/2030 (e)	229	229
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 5/5/2028 (e)	353	354
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.43%, 8/27/2029 (e)	526	456
Karman Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 4/1/2032 (e)	464	465
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 1/17/2031 (e)	462	462
Level 3 Financing, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/29/2032 (e)	425	426
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.24%, 12/2/2031 (e)	4,483	4,488
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.23%, 2/10/2033 (e)	1,647	1,627
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 4/15/2030 (e)	2,303	2,284
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.64%, 4/15/2031 (e)	436	437
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.98%, 5/3/2028 (e)	211	204
(1-MONTH CME TERM SOFR + 4.25%), 7.89%, 12/31/2031 (e)	147	131
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 6/4/2032 (e) (p)	557	558
MIS Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.16%, 4/22/2031 (e)	2,769	2,547
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/27/2031 (e)	309	309
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/28/2031 (e)	2,811	2,770
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.07%, 7/1/2031 (e)	459	424
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 12/31/2028 ‡ (j) (l)	9,685	9,201
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 11.02% (PIK)), 14.77%, 12/29/2028 ‡ (e) (j)	25,247	5,375
(3-MONTH CME TERM SOFR + 11.02% (PIK)), 14.77%, 12/29/2028 ‡ (e) (j)	7,768	—
(3-MONTH CME TERM SOFR + 12.13% (PIK)), 15.88%, 1/2/2029 ‡ (e) (j)	3,284	3,120
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.13% (PIK)), 9.88%, 1/2/2029 ‡ (e) (j)	3,489	3,315
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.67%, 4/16/2029 (e)	154	153
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 11/17/2031 (e)	4,958	4,828
Neptune Bidco US, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.86%, 2/3/2033 (e)	265	263
Nexstar Media, Inc., 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/18/2033 (e)	479	478
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.48%, 3/11/2032 (e)	262	261
NRG Energy, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.49%, 4/16/2031 (e)	574	574
Option Care Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.48%, 9/22/2032 (e)	584	585
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.41%, 9/24/2030 (e)	527	523
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 12/12/2031 (e)	1,842	1,845
Pelican Pipeline LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 3/25/2033 (e)	295	296
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.98%, 1/31/2031 (e)	3,314	3,304
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.72%, 8/18/2032 (e)	4,859	4,866
Prairie Acquiror LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.25%), 6.89%, 8/1/2029 (e)	416	418
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 12/7/2028 (e)	537	499
Prestige Brands, Inc., 1st Lien Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.67%, 6/13/2033 (e)	297	298
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/15/2030 (e)	806	804

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 7/16/2031 (e)	701	686
Proofpoint, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.73%, 8/31/2028 (e)	642	631
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 3/19/2029 (e)	478	479
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 2/10/2032 (e)	4,663	4,665
QXO Building Products, Inc., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.00%), 5.64%, 4/30/2032 (e)	1,067	1,065
(1-MONTH CME TERM SOFR + 2.00%), 5.73%, 7/1/2033 (e)	2,124	2,120
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.23%, 6/30/2032 (e)	496	497
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.73%, 11/19/2031 (e)	2,908	2,889
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.99%, 4/24/2028 (e)	420	401
Resilience Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/28/2033 (e)	298	298
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.58%, 6/18/2031 (e)	359	359
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.39%, 11/28/2028 (e)	2,913	2,801
Sanmina Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/27/2032 (e)	3,109	3,112
SCIH Salt Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 6.97%, 7/30/2031 (e) (p)	1,895	1,883
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 7/31/2031 (e)	324	321
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.73%, 7/6/2032 (e)	373	372
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 5/1/2031 (e)	466	461
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/12/2028 (e)	430	375
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 5/9/2031 (e)	510	509
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.41%, 9/4/2029 (e)	948	881
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.73%, 9/27/2030 (e)	1,686	1,691
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 3/14/2031 (e)	542	543
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 12/19/2030 (e)	486	485
Talen Energy Supply LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.82%, 11/25/2032 (e)	381	376
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.39%, 10/8/2031 (e)	667	667
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.60%, 3/24/2028 (e)	141	117
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.41%, 11/21/2031 (e) (p)	602	601
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.58%, 6/24/2031 (e)	599	597
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 2/28/2031 (e)	438	438
TransDigm, Inc., 1st Lien Term Loan K (1-MONTH CME TERM SOFR + 2.25%), 5.98%, 3/22/2030 (e)	478	478
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.14%, 8/19/2032 (e)	5,479	5,486
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.48%, 9/15/2028 (e)	457	428
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 2/10/2031 (e)	831	797
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.85%, 6/28/2028 (e)	3,099	3,034
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 5.98%, 11/21/2029 (e)	316	315
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.14%, 1/29/2032 (e)	324	324
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.48%, 8/26/2031 (e)	6,154	6,153
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 ‡ (e) (j)	320	27
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 (e) (j)	151	121
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 (e) (j)	152	121
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.73%, 12/6/2030 (e)	261	260
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 2/15/2029 (e)	511	458
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.48%, 4/1/2031 (e)	151	151
VSE Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.66%, 5/5/2033 (e)	526	528

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.64%, 8/9/2030 (e)	605	595
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 1/30/2031 (e)	684	686
Watlow Electric Manufacturing Co., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 6/17/2033 (e)	398	399
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031 (e)	1,201	1,200
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.23%, 8/3/2028 (e)	526	526
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.98%, 10/19/2029 (e)	3,707	3,700
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.50%, 2/15/2030 (e)	538	537
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 1/24/2031 (e)	318	318
		226,123
Total Loan Assignments (Cost $253,968)		243,447
Asset-Backed Securities — 1.1%
Cayman Islands — 0.1%
AB BSL CLO Ltd. Series 2020-1A, Class BR2, 5.40%, 10/15/2038 (c) (l)	850	851
Ballyrock CLO Ltd. Series 2021-17A, Class A2R, 5.33%, 10/20/2038 (c) (l)	1,400	1,403
Barings CLO Ltd.
Series 2023-3A, Class D2R, 7.65%, 10/15/2038 (c) (l)	310	306
Series 2023-4A, Class D1R, 6.20%, 1/20/2039 (c) (l)	250	250
Series 2023-4A, Class D2R, 7.40%, 1/20/2039 (c) (l)	250	245
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A, Class CR3, 6.93%, 4/20/2034 (c) (l)	899	902
Dryden CLO Ltd.
Series 2018-64A, Class A, 4.96%, 4/18/2031 (c) (l)	141	141
Series 2019-68A, Class BRR, 5.30%, 7/15/2035 (c) (l)	650	650
Galaxy CLO Ltd. Series 2023-32A, Class D1R, 6.68%, 1/20/2039 (c) (l)	575	579
GGAM Master Trust International Ltd. Series 2026-1A, Class A, 5.86%, 9/30/2060 ‡ (c)	400	397
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-34A, Class BR2, 5.38%, 7/20/2039 (c) (l)	900	903
Octagon Ltd. Series 2022-1A, Class DR, 7.33%, 7/21/2037 (c) (l)	250	242
Symphony CLO Ltd.
Series 2018-19A, Class B, 5.40%, 4/16/2031 (c) (l)	798	799
Series 2021-29A, Class BR, 5.40%, 10/15/2035 (c) (l)	940	941
Voya CLO Ltd. Series 2022-1A, Class BR, 5.48%, 4/20/2035 (c) (l)	1,180	1,182
		9,791
United States — 1.0%
ABFC Trust
Series 2003-OPT1, Class A1A, 4.66%, 4/25/2033 (l)	33	33
Series 2004-OPT3, Class M1, 4.59%, 9/25/2033 (l)	6	6
Series 2004-HE1, Class M1, 4.74%, 3/25/2034 (l)	264	270
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.37%, 1/25/2035 (l)	191	181
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.13%, 11/25/2032 (l)	98	123
Series 2004-OP1, Class M2, 5.41%, 4/25/2034 (l)	286	244
ACHD Trust Series 2026-DS1, Class A, 5.67%, 7/10/2034 (c)	687	687
American Credit Acceptance Receivables Trust
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	495	496
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	900	921
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	1,400	1,426

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	446	448
Series 2025-2, Class D, 5.50%, 8/12/2031 (c)	1,100	1,107
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	900	932
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	525	540
Series 2024-3, Class E, 7.92%, 3/12/2032 (c)	560	579
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	940	941
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	940	936
Series 2025-1, Class E, 7.39%, 12/13/2032 (c)	550	567
Series 2025-2, Class E, 7.66%, 2/14/2033 (c)	500	518
Series 2026-3, Class D, 5.49%, 3/8/2033 (c)	800	799
Series 2025-3, Class E, 6.77%, 6/13/2033 (c)	1,030	1,043
Series 2026-2, Class E, 6.90%, 2/8/2034 (c)	1,100	1,097
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.07%, 9/25/2032 (l)	20	21
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 5.41%, 10/25/2034 (l)	48	49
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class D, 7.20%, 6/20/2030 (c)	575	576
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.12%, 12/26/2031 (c) (l)	62	63
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.11%, 12/25/2033 (l)	231	285
Series 2004-SD4, Class A1, 4.74%, 8/25/2044 (l)	395	398
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,492
Series 2025-2, Class D, 5.62%, 3/17/2031	510	514
Series 2025-4, Class D, 5.41%, 8/15/2031	900	898
Series 2026-3, Class D, 5.59%, 4/15/2032	130	130
Series 2025-2, Class E, 7.74%, 6/15/2032 (c)	1,106	1,130
Series 2026-2, Class E, 7.17%, 5/16/2033 (c)	1,000	996
Series 2026-3, Class E, 7.36%, 8/15/2033 (c)	900	900
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.23%, 6/25/2034 (l)	237	232
Series 2004-D, Class MV2, 4.39%, 9/25/2034 (l)	1	1
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (i)	120	122
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (l)	98	88
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	788
Series 2003-4, Class 1A5, 4.93%, 5/25/2033 (i)	313	307
CHEC Loan Trust Series 2004-1, Class M1, 4.74%, 7/25/2034 (c) (l)	356	357
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (k)	136	131
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (i)	16	15
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	253	254
Series 2024-1A, Class A, 5.68%, 3/15/2034 (c)	210	211
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	320	322
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	420	426
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	11	11
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 4.89%, 11/25/2034 (l)	—	1
Drive Auto Receivables Trust Series 2025-2, Class D, 4.90%, 12/15/2032	1,050	1,038

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	1,000	1,038
Exeter Automobile Receivables Trust
Series 2025-3A, Class D, 5.57%, 10/15/2031	510	514
Series 2026-2A, Class D, 5.51%, 8/16/2032	570	569
Series 2025-3A, Class E, 7.52%, 12/15/2032 (c)	3,677	3,726
Series 2025-5A, Class E, 7.15%, 6/15/2033 (c)	1,867	1,863
FFMLT Trust Series 2004-FF3, Class M1, 4.66%, 5/25/2034 (l)	177	175
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 4.78%, 11/25/2034 (l)	139	135
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.09%, 8/25/2033 (l)	173	209
Series 2004-B, Class M2, 4.78%, 5/25/2034 (l)	176	187
Series 2004-C, Class M1, 4.81%, 8/25/2034 (l)	359	338
Series 2004-D, Class M2, 4.74%, 11/25/2034 (l)	138	128
GLS Auto Receivables Issuer Trust Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	1,250	1,252
GS Mortgage-Backed Securities Trust Series 2026-CES3, Class A1A, 5.36%, 9/25/2056 (c) (i)	1,835	1,825
GSAMP Trust
Series 2003-SEA, Class A1, 4.64%, 2/25/2033 (l)	26	31
Series 2003-HE1, Class M1, 5.03%, 6/20/2033 (l)	393	421
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	420	422
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	700	718
Series 2025-2A, Class D, 8.34%, 9/25/2031 (c)	250	250
Series 2025-4A, Class D, 9.34%, 12/25/2031 (c)	250	258
Series 2025-6A, Class D, 8.30%, 5/25/2032 (c)	250	248
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.40%, 11/25/2034 (l)	41	41
Series 2004-C, Class M2, 4.00%, 3/25/2035 (l)	636	558
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	500	472
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	950	945
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	950	942
Series 2025-3A, Class C, 5.04%, 5/21/2035 (c)	515	501
Series 2025-3A, Class D, 5.64%, 5/21/2035 (c)	515	501
MASTR Asset-Backed Securities Trust Series 2005-NC1, Class M4, 4.98%, 12/25/2034 (l)	56	66
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 4.81%, 7/25/2034 (l)	21	19
Series 2004-HE2, Class M1, 5.04%, 8/25/2035 (l)	23	23
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 4.86%, 10/25/2033 (l)	25	25
Series 2004-WMC2, Class M1, 4.75%, 7/25/2034 (l)	415	424
Series 2004-WMC2, Class M2, 5.64%, 7/25/2034 (l)	131	127
Series 2004-HE6, Class M2, 4.74%, 8/25/2034 (l)	241	241
Series 2004-HE6, Class M3, 4.81%, 8/25/2034 (l)	140	135
Series 2004-HE8, Class M2, 4.86%, 9/25/2034 (l)	84	95
Series 2004-NC8, Class M3, 4.95%, 9/25/2034 (l)	59	68
Series 2005-HE1, Class M2, 4.54%, 12/25/2034 (l)	174	174
Series 2005-NC1, Class M3, 4.60%, 1/25/2035 (l)	263	262

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.14%, 2/25/2037 (l)	2,590	450
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 6.61%, 9/25/2033 (l)	416	420
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (i)	1,847	1,839
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (c)	2,478	1,513
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (c)	1,250	638
OneMain Financial Issuance Trust Series 2026-1A, Class D, 5.94%, 7/14/2039 (c)	580	578
Oportun Issuance Trust
Series 2026-A, Class B, 5.06%, 1/9/2034 (c)	575	571
Series 2026-A, Class C, 5.45%, 1/9/2034 (c)	575	572
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 4.48%, 8/25/2033 (l)	143	149
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.69%, 11/25/2034 (l)	231	247
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	85	85
PAR Issuer Trust
Series 2026-3A, Class CERT, 0.00%, 5/15/2034 (c)	1,050	1,038
Series 2026-3A, Class A, 5.89%, 5/15/2034 (c)	1,700	1,700
Planet Fitness Master Issuer LLC Series 2025-1A, Class A2II, 5.65%, 12/6/2055 (c)	514	501
PRET LLC
Series 2026-NPL6, Class A1, 5.69%, 5/25/2056 (c) (i)	3,042	3,034
Series 2026-RN2, Class A1, 5.77%, 7/25/2056 (c) (i)	1,490	1,487
PRET Trust Series 2026-RN1, Class A1, 5.67%, 6/25/2066 (c) (i)	1,902	1,899
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (c)	6,080	6,045
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	1,250	1,238
RAMP Trust Series 2002-RS2, Class AI5, 4.48%, 3/25/2032 (l)	82	81
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.34%, 12/25/2032 (l)	239	223
Series 2003-1, Class M1, 5.34%, 6/25/2033 (l)	100	89
Series 2003-4, Class M1, 5.11%, 3/25/2034 (l)	967	883
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	581	365
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	1,546	1,547
Series 2026-A, Class A, 4.82%, 6/20/2039 (c)	290	287
Series 2026-A, Class B, 5.15%, 6/20/2039 (c)	120	118
Series 2026-A, Class C, 5.46%, 6/20/2039 (c)	170	168
Santander Bank Auto Credit-Linked Notes Series 2026-A, Class E, 6.81%, 7/17/2034 (c)	250	249
Santander Drive Auto Receivables Trust
Series 2025-3, Class D, 5.11%, 9/15/2031	950	949
Series 2024-4, Class D, 5.32%, 12/15/2031	574	575
Series 2025-4, Class D, 4.95%, 1/15/2032	510	504
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.23%, 8/25/2034 (l)	81	81
Saxon Asset Securities Trust Series 2004-2, Class MV2, 3.77%, 8/25/2035 (l)	84	100
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	996	1,002
Series 2023-10B, Class 1, 5.69%, 9/10/2033	399	409
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (c)	500	489

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2025-2A, Class E, 6.21%, 6/20/2036 (c)	495	481
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 4.51%, 1/25/2035 (l)	269	246
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (c) (i)	318	319
Stifel SBA IO Trust
Series 2025-1A, Class A2, IO, 1.51%, 1/15/2051 (c) (l)	6,127	280
Series 2025-3A, Class A2, IO, 1.90%, 10/25/2051 (c) (l)	3,605	210
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 20.59%, 4/20/2030 ‡ (c) (l)	110	109
Series 2022-PT4, Class A, 16.20%, 5/20/2030 ‡ (c) (l)	249	250
VCAT LLC Series 2026-NPL3, Class A1, 5.57%, 5/25/2056 (c) (i)	925	924
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (c) (l)	290	271
Series 2004-2, Class M8A, 8.34%, 10/25/2034 (c) (l)	290	303
		81,092
Total Asset-Backed Securities (Cost $93,682)		90,883
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Notes
4.13%, 1/31/2027 (q)	62,206	62,249
3.38%, 9/15/2027	515	510
4.13%, 10/31/2027	250	250
3.50%, 2/15/2029	200	196
4.00%, 4/30/2032	11,330	11,055
4.13%, 4/30/2033	11,340	11,059
Total U.S. Treasury Obligations (Cost $85,611)		85,319
	SHARES (000)
Preferred Stocks — 0.7%
United States — 0.7%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (r)	66	1,711
AT&T, Inc. Series C, 4.75%, 8/30/2026 ($25 par value) (r)	190	3,265
Bank of America Corp. Series QQ, 4.25%, 11/17/2026 ($25 par value) (r)	85	1,395
Citigroup, Inc. Series II, 6.25%, 2/15/2031 ($25 par value) (r)	96	2,346
DTE Energy Co. Series H, 6.25%, 10/1/2085 ($25 par value)	116	2,737
Labels Buyer LLC Series A, 12.00%, 8/31/2026 ($1,000 par value) (r)	—	12
MetLife, Inc. Series F, 4.75%, 9/15/2026 ($25 par value) (r)	74	1,348
Morgan Stanley,
Series I, 6.38%, 10/15/2026 ($25 par value) (r)	62	1,538
Series O, 4.25%, 1/15/2027 ($25 par value) (r)	59	983
Series K, 5.85%, 4/15/2027 ($25 par value) (r)	254	5,891

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
United States — continued
Series P, 6.50%, 10/15/2027 ($25 par value) (r)	144	3,628
Series Q, 6.63%, 10/15/2029 ($25 par value) (r)	258	6,561
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	3,011
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	86	2,073
SCE Trust VI 5.00%, 8/30/2026 ($25 par value) (r)	333	5,641
Truist Financial Corp. Series R, 4.75%, 9/1/2026 ($25 par value) (r)	164	3,002
US Bancorp,
Series M, 4.00%, 8/31/2026 ($25 par value) (r)	88	1,341
Series O, 4.50%, 4/15/2027 ($25 par value) (r)	25	437
Wells Fargo & Co. Series Z, 4.75%, 9/15/2026 ($25 par value) (r)	380	6,964
Xcel Energy, Inc. 6.25%, 10/15/2085 ($25 par value)	113	2,637
Total Preferred Stocks (Cost $60,935)		56,521
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
SES SA ‡ * (Cost $—) (d)	270	4,030
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	77	73
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	151	143
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	456	358
Pool # MA4465, 2.00%, 11/1/2051	41	32
Pool # MA4548, 2.50%, 2/1/2052	15	12
Pool # MA4563, 2.50%, 3/1/2052	44	36
Pool # MA4564, 3.00%, 3/1/2052	13	11
Pool # MA4624, 3.00%, 6/1/2052	59	50
Pool # MA4733, 4.50%, 9/1/2052	73	70
Total Mortgage-Backed Securities (Cost $921)		785
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	10	36

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Warrants — continued
United States — continued
expiring 12/31/2049, price 1.00 USD ‡ *	13	—
expiring 9/30/2028, price 1.00 USD ‡ *	2	—
Labels Buyer LLC expiring 4/29/2033, price 1.00 USD *	1	3
Total Warrants (Cost $4,633)		39
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 2.5%
Certificates of Deposits — 0.0% ^
DNB Bank ASA, 4.19%, 3/25/2027	250	249
Mizuho Bank Ltd., 4.20%, 3/24/2027	250	250
Oversea-Chinese Banking Corp. Ltd., 3.84%, 3/3/2027	431	430
Royal Bank of Canada, 3.95%, 11/17/2026	250	250
Total Certificates of Deposits (Cost $1,181)		1,179
Commercial Paper — 0.0% ^
Australia & New Zealand Banking Group Ltd., 4.12%, 1/13/2027 (c) (s)	250	245
Banco Bilbao Vizcaya Argentaria, 4.21%, 5/5/2027 (s)	250	242
Canadian Imperial Bank of Commerce, 4.43%, 6/22/2027 (c) (s)	250	241
CDP Financial, Inc.
3.80%, 9/10/2026 (c) (s)	250	249
4.31%, 7/6/2027 (c) (s)	250	240
Danske Bank A/S, 4.20%, 3/19/2027 (c) (s)	250	243
Federation des Caisses Desjardins du Quebec, 3.85%, 3/2/2027 (c) (s)	392	383
Glencore Funding LLC, 4.19%, 12/22/2026 (c) (s)	250	246
ING Bank NV, 4.40%, 7/21/2027 (s)	250	240
Lloyds Bank plc, 4.29%, 6/17/2027 (c) (s)	222	214
Macquarie Bank Ltd., 3.83%, 9/4/2026 (c) (s)	500	498
National Westminster Bank Plc, 4.19%, 5/27/2027 (c) (s)	250	241
Natixis SA, 4.18%, 2/9/2027 (s)	250	245
Royal Bank of Canada, 4.24%, 6/10/2027 (c) (s)	250	241
RWE AG, 4.60%, 4/20/2027 (c) (s)	250	242
Svenska Handelsbanken AB, 4.08%, 4/13/2027 (c) (s)	336	326
Toronto-Dominion Bank (The), 4.07%, 4/22/2027 (c) (s)	250	242
Westpac Banking Corp., 4.14%, 3/19/2027 (c) (s)	250	243
Total Commercial Paper (Cost $4,824)		4,821
	SHARES (000)
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (n) (t) (Cost $87,488)	87,488	87,497

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (n) (t)(Cost $126,377)	126,377	126,377
Total Short-Term Investments (Cost $219,870)		219,874
Total Investments — 100.6% (Cost $7,984,973)		8,724,589
Liabilities in Excess of Other Assets — (0.6)%		(51,779)
NET ASSETS — 100.0%		8,672,810

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $117,552.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2026.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2026 is $204,121 or 2.35% of the Fund’s net
assets as of July 31, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2026.

(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Defaulted security.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2026.

(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of July 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2026.
(s)	The rate shown is the effective yield as of July 31, 2026.
(t)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	9.5%
Banks	7.7
Convertible Bonds	7.1
Oil, Gas & Consumable Fuels	5.8
Commercial Mortgage-Backed Securities	4.5
Semiconductors & Semiconductor Equipment	4.2
Foreign Government Securities	3.8
Collateralized Mortgage Obligations	3.4
Diversified Telecommunication Services	3.2
Media	2.6
Capital Markets	2.4
Electric Utilities	2.2
Pharmaceuticals	2.0
Insurance	2.0
Hotels, Restaurants & Leisure	1.9
Software	1.7
Chemicals	1.4
Health Care Providers & Services	1.3
Building Products	1.3
Automobile Components	1.2
Technology Hardware, Storage & Peripherals	1.2
Commercial Services & Supplies	1.2
Metals & Mining	1.2
Financial Services	1.1
Aerospace & Defense	1.1
Multi-Utilities	1.1
Asset-Backed Securities	1.0
U.S. Treasury Notes	1.0
Others (each less than 1.0%)	19.4
Short-Term Investments	2.5
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	593	09/18/2026	USD	48,688	(4,516)
S&P 500 E-Mini Index	233	09/18/2026	USD	87,623	(1,073)
U.S. Treasury 10 Year Note	10,718	09/21/2026	USD	1,160,223	(7,802)
U.S. Treasury 5 Year Note	11,521	09/30/2026	USD	1,222,666	(6,855)
					(20,246)

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(3,968)	09/18/2026	EUR	(292,158)	(5,898)
NASDAQ 100 E-Mini Index	(116)	09/18/2026	USD	(65,906)	(647)
(6,545)
(26,791)

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of July 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	3,154	USD	3,632	HSBC Bank, NA	8/5/2026	5
Total unrealized appreciation						5
USD	3,597	EUR	3,154	Morgan Stanley	8/5/2026	(41)
USD	3,636	EUR	3,154	HSBC Bank, NA	9/2/2026	(5)
Total unrealized depreciation						(46)
Net unrealized depreciation						(41)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$9,394	$397	$9,791
United States	—	80,602	490	81,092
Total Asset-Backed Securities	—	89,996	887	90,883
Collateralized Mortgage Obligations
United States	—	287,955	9,913	297,868
Commercial Mortgage-Backed Securities	—	393,047	—	393,047
Common Stocks
Australia	382	42,633	—	43,015
Austria	—	12,104	—	12,104
Belgium	—	6,167	—	6,167
Brazil	33,464	—	—	33,464
Canada	88,724	—	—	88,724
China	15,332	101,583	—	116,915
Denmark	—	31,847	—	31,847
Finland	—	17,109	—	17,109
France	3,768	133,025	54	136,847
Germany	—	98,292	—	98,292
Greece	—	8,131	—	8,131
Guatemala	2,029	—	—	2,029
Hong Kong	—	33,131	—	33,131
India	727	18,398	—	19,125
Indonesia	—	8,870	—	8,870
Iraq	—	173	—	173
Ireland	—	6,185	—	6,185
Israel	1,332	1,509	—	2,841
Italy	3,742	85,647	—	89,389
Japan	—	124,924	—	124,924
Luxembourg	—	2,653	2,298	4,951
Macau	—	587	—	587
Mexico	15,489	—	—	15,489
Netherlands	12,480	80,878	—	93,358
New Zealand	—	480	—	480
Norway	8,164	19,074	—	27,238
Peru	1,638	—	—	1,638
Poland	—	4,100	—	4,100
Portugal	—	3,780	—	3,780
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	13,278	—	13,278
Singapore	—	26,953	—	26,953
South Africa	8,011	8,607	—	16,618
South Korea	—	93,026	—	93,026

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$—	$48,041	$—	$48,041
Sweden	—	54,146	—	54,146
Switzerland	—	38,537	—	38,537
Taiwan	2,483	139,990	—	142,473
Thailand	—	4,065	—	4,065
United Arab Emirates	—	2,924	—	2,924
United Kingdom	8,069	170,028	—	178,097
United States	1,173,665	92,897	1,137	1,267,699
Total Common Stocks	1,379,499	1,533,772	3,489	2,916,760
Corporate Bonds
Angola	—	3,592	—	3,592
Argentina	—	1,053	—	1,053
Australia	—	1,372	—	1,372
Bahrain	—	1,396	—	1,396
Brazil	—	10,517	—	10,517
Canada	—	129,537	—	129,537
Colombia	—	7,983	—	7,983
Denmark	—	279	—	279
El Salvador	—	308	—	308
Finland	—	7,014	—	7,014
France	—	58,637	—	58,637
Georgia	—	673	—	673
Germany	—	7,488	—	7,488
Ireland	—	2,865	—	2,865
Italy	—	5,659	—	5,659
Jamaica	—	2,680	—	2,680
Japan	—	9,946	—	9,946
Kyrgyzstan	—	892	—	892
Luxembourg	—	7,176	—	7,176
Mexico	—	33,425	—	33,425
Mongolia	—	1,491	—	1,491
Netherlands	—	16,542	—	16,542
New Zealand	—	261	—	261
Paraguay	—	219	—	219
Peru	—	3,066	—	3,066
Serbia	—	2,320	—	2,320
South Africa	—	3,958	—	3,958
Spain	—	34,543	—	34,543
Sweden	—	5,300	—	5,300
Switzerland	—	22,883	—	22,883
Turkey	—	3,542	—	3,542
United Kingdom	—	70,321	—	70,321
United States	—	2,168,892	996	2,169,888
Uzbekistan	—	980	—	980
Venezuela, Bolivarian Republic of	—	13,054	—	13,054
Total Corporate Bonds	—	2,639,864	996	2,640,860

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Equity Linked Notes	$—	$616,893	$—	$616,893
Exchange-Traded Funds	829,871	—	—	829,871
Foreign Government Securities	—	328,392	—	328,392
Loan Assignments
Canada	—	2,918	—	2,918
Cayman Islands	—	3,955	—	3,955
France	—	154	—	154
Germany	—	521	—	521
Luxembourg	—	4,741	—	4,741
United Kingdom	—	5,035	—	5,035
United States	—	204,940	21,183	226,123
Total Loan Assignments	—	222,264	21,183	243,447
Mortgage-Backed Securities	—	785	—	785
Preferred Stocks
United States	53,498	12	3,011	56,521
Rights	—	—	4,030	4,030
U.S. Treasury Obligations	—	85,319	—	85,319
Warrants
United States	—	39	— (b)	39
Short-Term Investments
Certificates of Deposits	—	1,179	—	1,179
Commercial Paper	—	4,821	—	4,821
Investment Companies	87,497	—	—	87,497
Investment of Cash Collateral from Securities Loaned	126,377	—	—	126,377
Total Short-Term Investments	213,874	6,000	—	219,874
Total Investments in Securities	$2,476,742	$6,204,338	$43,509	$8,724,589
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(46)	$—	$(46)
Futures Contracts	(26,791)	—	—	(26,791)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(26,791)	$(41)	$—	$(26,832)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of July 31, 2026
Investments in Securities:
Asset-Backed Securities	$5,576	$(2,117)	$32	$(2)	$400	$(3,002)	$—	$—	$—	$887
Collateralized Mortgage Obligations	2,531	—	(91)	(8)	11,291	(3,810)	—	—	—	9,913
Common Stocks	10,480	(2,888)	1,365	—	2,258	(3,806)	—	—	(3,920)	3,489
Convertible Preferred Stocks	— (b)	(5,709)	5,709	—	—	—	—	—	—	—
Corporate Bonds	2,762	794	327	39	731	(3,657)	—	—	—	996
Loan Assignments	9,026	(496)	(2,180)	4,818	32,141	(22,126)	—	—	—	21,183
Preferred Stocks	2,837	—	174	—	—	—	—	—	—	3,011
Rights	—	—	110	—	—	—	—	—	3,920	4,030
Warrants	— (c)	—	— (c)	—	—	—	—	—	—	— (c)
Total	$33,212	$(10,416)	$5,446	$4,847	$46,821	$(36,401)	$—	$—	$—	$43,509

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Common Stocks and Rights.
(b)	Value is zero.
(c)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(11,016).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at July 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$528	Market Comparable Companies	EBITDA Multiple (b)	12.44x (12.44x)
			Discount for Potential Outcome	60.00% (60.00%)
	23	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	551
	433	Market Comparable Companies	EBITDA Multiple (b)	12.44x (12.44x)
			Discount for Potential Outcome	60.00% (60.00%)
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	433
	505	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (3.22%)
			Constant Default Rate	0.00% - 12.00% (2.58%)
			Yield (Discount Rate of Cash Flows)	6.13% - 7.45% (6.41%)

Asset-Backed Securities	505
	21,156	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (76.30%)

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at July 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Loan Assignments	21,156
Total	$22,645

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At July 31, 2026, the value of these investments was $20,864. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$23,867	$—	$23,740	$1,072	$(1,199)	$—	—	$547	$—
JPMorgan Nasdaq Equity Premium Income ETF (a)	841,981	—	—	—	(12,110)	829,871	14,247	70,238	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	37,158	1,388,983	1,338,650	(3)	9	87,497	87,488	1,560	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	261,013	2,733,355	2,994,350	(44)	26	—	—	5,383	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	72,131	510,296	456,050	—	—	126,377	126,377	3,550	—
Total	$1,236,150	$4,632,634	$4,812,790	$1,025	$(13,274)	$1,043,745		$81,278	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.